                                     N-14/A
                             Pre-Effective Amendment

 As filed with the Securities and Exchange Commission on April 15, 2002

                     Registration Nos. 2-91229 and 811-4025

   ---------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. __1__ [X]
                     Post-Effective Amendment No. _____ [ ]

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                    AMERICAN CENTURY MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                                4500 Main Street
                                 P.O. Box 419200
                           Kansas City, MO 64141-6200
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 816-531-5575

                             Charles A. Etherington
                  Vice President and Associate General Counsel
          4500 Main Street, P.O. Box 419200, Kansas City, MO 64141-6200
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: April 15, 2002

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration Nos. 2-91229 and 811-4025) pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Registrant is filing as an exhibit to this Registration Statement an opinion related to the legality of shares being issued in connection with this Registration Statement. Pursuant to
Rule 429, this Registration Statement relates to the aforesaid Registration
Statement on Form N-1A.

[graphic of covered bridge]

[graphic of starfish]

PROSPECTUS AND PROXY STATEMENT

APRIL 15, 2002

Limited-Term Tax-Free Fund

IMPORTANT VOTING INFORMATION INSIDE

[american century logo and text logo(reg.sm)]

                        American Century Investments
                               P.O. Box 419200
                      Kansas City, Missouri 64141-6200

April 15, 2002

Dear American Century Limited-Term Tax-Free Fund Shareholder:

I am writing to ask for your support for important proposals affecting your fund. The proposals will be voted on at an upcoming Special Meeting of shareholders to be held on Friday, August 2, 2002. Please take a few minutes to read the enclosed materials, complete and sign the proxy voting card and mail it back to us.

At the Special Meeting, you are being asked to elect nominees to serve on the
Board of Trustees of your fund. The enclosed materials give more detailed information about the nominees. We encourage you to vote "FOR" all the nominees.

In addition, as a shareholder of American Century Limited-Term Tax-Free Fund, you are being asked to approve the combination of your fund with the American
Century Tax-Free Bond Fund.

The reason for the combination is twofold. First, the reorganization will combine funds with substantially similar investment objectives and strategies.
Second, management believes it will be more efficient to have the funds'
portfolio management team focus on a single, larger portfolio of assets rather than continue to manage similar, smaller portfolios.

The Board of Trustees of your fund has unanimously voted in favor of this reorganization and believes the combination is in your fund's and your best interests. We encourage you to vote "FOR" the reorganization. The enclosed materials give more detailed information about the proposed reorganization and the reasons why we recommend you vote for it.

Please don't put these materials aside, thinking that you will return to them at another time. If shareholders don't return their proxies, additional expenses must be incurred to pay for follow-up mailings and phone calls. PLEASE TAKE A
FEW MINUTES TO REVIEW THE ENCLOSED MATERIALS AND VOTE YOUR SHARES TODAY. If you
have any questions or need any help in voting your shares, please call us at
1-800-331-8331.

To more efficiently handle this proxy solicitation, we have hired Alamo Direct to act as our proxy solicitor. They might be calling you during the solicitation process to ask if you have questions or concerns about the voting process and to assist you with your vote.

I appreciate your consideration of these important proposals. Thank you for investing with American Century and for your continued support.

Sincerely,

/s/William M. Lyons
William M. Lyons President

                                                                              1

IMPORTANT INFORMATION YOU SHOULD CONSIDER

The following Q&A is a brief summary of some of the issues that may be important to you. It may not contain all of the information or topics that you think are important and, as a result, is qualified in its entirety by the more detailed information contained elsewhere in this document, or incorporated into this document. Please read all the enclosed proxy materials before voting. PLEASE
REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE. If enough shareholders return their proxy cards soon, additional costs for follow-up mailings and phone calls may be avoided.

WHAT IS THE PURPOSE OF THE UPCOMING MEETING?

At the Special Meeting, you are being asked to elect nominees to serve on the
Board of Trustees of American Century Municipal Trust. In addition, your Board of Trustees has recommended combining Limited-Term Tax-Free into Tax-Free Bond.
This combination requires approval of Limited-Term Tax-Free shareholders. The
Special Meeting to vote on these proposals will be held on Friday, August 2,
2002, at 10:00 a.m. (Central Time) at American Century Tower I, 4500 Main
Street, Kansas City, Missouri. Shareholders of record as of the close of business on April 5, 2002, are eligible to vote.

WHO ARE THE NOMINEES FOR TRUSTEE? HAVE ALL OF THEM BEEN ELECTED BEFORE?

The Nominating Committee of your Board of Trustees has proposed that shareholders elect eight members to the Board of Trustees of American Century
Municipal Trust. The nominees are:

   Albert Eisenstat
   Ronald J. Gilson
   Kathryn A. Hall
   William M. Lyons
   Myron S. Scholes
   Kenneth E. Scott
   James E. Stowers III
   Jeanne D. Wohlers

Albert Eisenstat, Kathryn A. Hall and William M. Lyons are being considered by shareholders for the first time. A full discussion of the proposal to elect
Trustees begins on page 7.

WHEN WILL THE PROPOSAL REGARDING THE TRUSTEES TAKE EFFECT IF IT IS APPROVED?

The proposal regarding the trustees will be effective immediately upon approval.

WHY IS THE REORGANIZATION BEING PROPOSED?

The reorganization seeks to improve operational and investment management efficiencies by combining funds with similar investment objectives and investment policies, approaches, procedures and portfolio securities. Combining these similar funds will permit the portfolio management team to focus its resources on a single, larger fund, rather than divide its time between similar, smaller funds.

HOW WILL THE REORGANIZATION BE ACCOMPLISHED?

Shareholders of Limited-Term Tax-Free are being asked to approve the combination of their fund with Tax-Free Bond according to the Agreement and Plan of
Reorganization described on page 15. The reorganization will take the form of a transfer of assets by Limited-Term Tax-Free in exchange for shares of Tax-Free
Bond. Limited-Term Tax-Free will then make a liquidating distribution to its shareholders of the Tax-Free Bond shares received in the exchange.

WHAT WILL SHAREHOLDERS GET IF THE REORGANIZATION IS APPROVED?

As a result of the liquidating distribution, you will receive shares of Tax-Free
Bond in an amount equal to the value of your Limited-Term Tax-Free shares on the date the combination takes place (probably September 3, 2002). The total dollar value of your account after the reorganization will be the same as the total dollar value of your account before the reorganization. However, because the net asset value (price per share) of Tax-Free Bond may be different from the net asset value of Limited-Term Tax-Free, you may receive a different number of shares than the number of shares of Limited-Term Tax-Free that you have. After the reorganization, you will own shares of Tax-Free Bond rather than shares of
Limited-Term Tax-Free.

DO LIMITED-TERM TAX-FREE SHAREHOLDERS HAVE RIGHTS OF SHARE APPRAISAL?

No. Shareholders are not entitled to any right of share appraisal under
Massachusetts law. Shareholders do have, however, the right to redeem their
Limited-Term Tax-Free shares until the reorganization. Thereafter, they may redeem the Tax-Free Bond shares received in the reorganization at the then-current net asset value of the fund.

WHY DID THE BOARD OF TRUSTEES APPROVE THE REORGANIZATION?

After reviewing many factors, your Board of Trustees unanimously determined that the reorganization was in the best interests of Limited-Term Tax-Free and its shareholders. Some of the factors considered include:

* The potential for enhanced investment performance and increased efficiency of operations.

* The expense ratio for shareholders will not change as a result of the reorganization.

* The similarity of investment objectives, policies, restrictions and portfolio securities.

* The benefits that may result to the advisor and its affiliates if the reorganization is consummated.

* The tax consequences to the funds and shareholders if the reorganization is consummated.

WILL THE EXCHANGE OF LIMITED-TERM TAX-FREE SHARES FOR SHARES OF TAX-FREE BOND
CAUSE SHAREHOLDERS TO REALIZE INCOME OR CAPITAL GAINS FOR TAX PURPOSES?

No. The exchange of shares in the reorganization will be tax-free. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for you for federal income tax purposes. Your tax basis and holding period for your shares will be unchanged.

HOW DOES THE TOTAL EXPENSE RATIO OF TAX-FREE BOND COMPARE TO THAT OF
LIMITED-TERM TAX-FREE?

The total expense ratios of the funds are the same.

IS TAX-FREE BOND RISKIER THAN LIMITED-TERM TAX-FREE?

Only slightly. Each fund invests in quality debt securities issued by cities, counties and other municipalities.  The primary difference between the funds is their weighted average portfolio maturity and sensitivity to interest rate changes.

Tax-Free Bond's weighted average portfolio maturity, although unrestricted, is typically between five and 10 years, while Limited-Term Tax-Free's weighted average portfolio maturity is typically five years or less. Funds with longer weighted average maturities generally have a higher potential for income, but they also are more sensitive to interest rate changes. Both Tax-Free Bond and
Limited-Term Tax-Free share values will decline when interest rates rise, but the share value of the fund with the longer weighted average portfolio maturity,
Tax-Free Bond, generally will decline further.

WHEN AND HOW WILL THE REORGANIZATION TAKE PLACE?

Subject to receiving shareholder approval, the reorganization is scheduled to take place September 3, 2002. After the funds have calculated the value of their assets and liabilities on August 30, 2002, Limited-Term Tax-Free will transfer its assets and liabilities to Tax-Free Bond in exchange for the appropriate number of Tax-Free Bond shares. Limited-Term Tax-Free will then make a liquidating distribution of those Tax-Free Bond shares pro rata to its shareholders according to the value of their accounts immediately prior to the transfer of assets. THE VALUE OF YOUR ACCOUNT WILL NOT CHANGE AS A RESULT OF
THIS REORGANIZATION.

WILL THE REORGANIZATION AFFECT THE MANAGEMENT TEAM OF LIMITED-TERM TAX-FREE?

No. American Century Investment Management, Inc. will continue to manage the assets of Tax-Free Bond after the reorganization, and the portfolio management team of Limited-Term Tax-Free also serves as the portfolio management team of
Tax-Free Bond.

HOW WILL DISTRIBUTION, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE RIGHTS
CHANGE AS A RESULT OF THE REORGANIZATION?

They won't. Tax-Free Bond has the same distribution, purchase and exchange policies and procedures as Limited-Term Tax-Free.

                                                                              3

HOW WILL THE PROPOSED CHANGES AFFECT SHAREHOLDER ACCOUNTS?

If the reorganization is approved, Limited-Term Tax-Free will be combined with
Tax-Free Bond and your services will be transferred. American Century will ensure your services will continue and no action is required on your part. The following information should answer many questions you may have about services and transactions during the proxy period.

ACCOUNT NUMBER

Your account number will change and you will receive a transaction confirmation with the new number in early September.

AUTOMATIC SERVICES

If you have any of the services listed below, they will be transferred and you will receive a service update as a confirmation.

* automatic investments    * direct deposits
* automatic exchanges      * dividend options
* automatic redemptions    * required minimum distributions
* automatic transfers

If you have any of these services, they will occur in August as scheduled unless we contact you for instructions.

TRANSACTIONS

* Purchases may be made into your current account until August 16.

* You may continue to make exchanges or redemptions on your current account through August 30.

CHECKWRITING

If you have CheckWriting on your account, please note that this option is not available with Tax-Free Bond. If you have CheckWriting checks for other funds, you may continue to use those checks. We will not honor Limited-Term Tax-Free checks after September 3. All Limited-Term Tax-Free checks must clear by this date.

IF SHAREHOLDERS SEND THEIR PROXIES IN NOW AS REQUESTED, CAN THEY CHANGE THEIR
VOTE LATER?

Yes. A proxy can be revoked at any time using any of the voting procedures described on your proxy vote card or by attending the meeting and voting in person. EVEN IF YOU PLAN TO ATTEND THE MEETING TO VOTE IN PERSON, WE ASK THAT
YOU RETURN THE ENCLOSED PROXY VOTE CARD. DOING SO WILL HELP US ACHIEVE A QUORUM
FOR THE MEETING.

HOW DO SHAREHOLDERS VOTE THEIR SHARES?

We've made it easy for you. You can vote online, or phone, mail or fax. To vote online, access the Web site listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by telephone, call the toll-free number listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by mail, complete, sign and send us the enclosed proxy voting card in the enclosed postage-paid envelope. To vote by fax, send your completed card to the toll-free number listed on your proxy card.

Your shares will be voted EXACTLY as you tell us. If you simply sign the enclosed proxy card and return it, we will follow the recommendation of your
Board of Trustees and vote it "FOR" all proposals. You also may vote in person at the meeting on Friday, August 2, 2002.

WHERE CAN SHAREHOLDERS GET MORE INFORMATION ABOUT THE FUNDS?

A copy of Tax-Free Bond's Prospectus accompanies this proxy statement. In addition, the Management's Discussion and Analysis of Fund Performance portion of Tax-Free Bond's most recent Annual Report to Shareholders is included in this document beginning on page 22. If you would like a copy of Limited-Term
Tax-Free's prospectus or either fund's Statement of Additional Information or most recent annual or semiannual report, please call us at 1-800-331-8331.

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                        AMERICAN CENTURY MUNICIPAL TRUST
                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                      TO BE HELD ON FRIDAY, AUGUST 2, 2002

To American Century Limited-Term Tax-Free Shareholders:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders of the
American Century Limited-Term Tax-Free Fund, a portfolio of American Century
Municipal Trust ("Limited-Term Tax-Free"), will be held at American Century
Tower I, 4500 Main Street, Kansas City, Missouri, on Friday, August 2, 2002 at
10:00 a.m. (Central Time) for the following purposes:

PROPOSAL 1. To elect a Board of Trustees of eight members to hold office until their successors are duly elected and qualified;

PROPOSAL 2. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization and the transactions contemplated thereby, including:

(a)  the transfer of substantially all of the assets and liabilities of
     Limited-Term Tax-Free to the American Century Tax-Free Bond Fund, another investment portfolio of American Century Municipal Trust ("Tax-Free Bond"),
     in exchange for shares in Tax-Free Bond; and

(b)  the distribution of Tax-Free Bond shares to the shareholders of
     Limited-Term Tax-Free according to their respective interests.

PROPOSAL 3. To transact such other business as may properly come before the
Special Meeting or any adjournment(s) thereof.

Information regarding the nominees for the Board of Trustees begins on page 7 of this Combined Prospectus/Proxy Statement. The proposed reorganization, the
Agreement and Plan of Reorganization and related matters are described in the attached Combined Prospectus/Proxy Statement.

Shareholders of record as of the close of business on April 5, 2002, are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s)
thereof.

Please execute and return promptly in the enclosed envelope the accompanying proxy card, which is being solicited by the Board of Trustees of American
Century Municipal Trust. Please return your proxy card even if you are planning to attend the meeting. This is important to ensure a quorum at the meeting.
Proxies may be revoked at any time before they are exercised using any of the voting procedures described on your proxy vote card or by attending the meeting and voting in person.

/s/ David C. Tucker
David C. Tucker Senior Vice President

April 15, 2002

                                                                              5

COMBINED PROSPECTUS/PROXY STATEMENT

AMERICAN CENTURY MUNICIPAL TRUST

April 15, 2002

This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of votes by the Board of Trustees of American Century Municipal
Trust on behalf of its Limited-Term Tax-Free Fund ("Limited-Term Tax-Free") in
connection with a Special Meeting of Shareholders to be held on Friday, August
2, 2002, at 10:00 a.m. (Central Time) at American Century Tower I, 4500 Main
Street, Kansas City, Missouri.

At the Special Meeting, shareholders of Limited-Term Tax-Free are being asked to elect a Board of Trustees of eight members to hold office until their successors are duly elected and qualified.

In addition, shareholders of Limited-Term Tax-Free are being asked to approve the combination of their fund with the American Century Tax-Free Bond Fund, another series of American Century Municipal Trust ("Tax-Free Bond").

The funds are similarly managed, diversified, open-end mutual funds that invest in a substantially similar mix of fixed-income securities. The purpose of the reorganization is to streamline American Century's fixed-income lineup and to achieve management and operational efficiencies. Combining these similar funds as described further in this Combined Prospectus/Proxy Statement will help achieve this objective. Each fund has shares registered with the Securities and
Exchange Commission.

This Combined Prospectus/Proxy Statement constitutes the proxy statement of your fund for the Special Meeting of Shareholders and a prospectus for the Tax-Free
Bond shares that are to be issued to you in connection with the reorganization.
It is intended to give you the information you need to consider and vote on the proposals. You should retain this document for future reference. A Statement of
Additional Information about Tax-Free Bond, dated October 1, 2001, has been filed with the Commission and is incorporated into this document by reference. A copy of the Statement of Additional Information may be obtained without charge upon request by calling us at 1-800-331-8331 or writing to us at American
Century Investments, 4500 Main Street, P. O. Box 419200, Kansas City, Missouri
64141-6200.

The principal executive offices of Limited-Term Tax-Free and Tax-Free Bond are located at American Century Investments, 4500 Main Street, P. O. Box 419200,
Kansas City, Missouri 64141-6200. The funds' telephone number is 1-800-345-2021.

The information contained in this Combined Prospectus/Proxy Statement is required by rules of the Securities and Exchange Commission, and some of it is highly technical. If you have any questions about these materials or how to vote your shares, please call us at 1-800-331-8331.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this
Combined Prospectus/Proxy Statement is accurate or complete. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus/Proxy
Statement and in the materials expressly incorporated herein by reference. If given or made, such other information or representations must not be relied upon as having been authorized by Limited-Term Tax-Free, Tax-Free Bond or anyone affiliated with American Century Investments.

PLEASE NOTE THAT THE SPECIAL MEETING OF SHAREHOLDERS WILL BE A BUSINESS MEETING
ONLY AND IS NOT A SHAREHOLDER SEMINAR.

PROPOSAL 1: ELECTION OF TRUSTEES

NOMINEES

The Board of Trustees of American Century Municipal Trust (the "Trust") has
nominated eight individuals (the "Nominees") for election to the board. At the meeting, the shareholders of Limited-Term Tax-Free will be asked to elect the
Nominees to serve on the American Century Municipal Trust Board of Trustees. It
is intended that the enclosed Proxy will be voted for the election of the eight
Nominees named below as trustees, unless such authority has been withheld in the
Proxy. The term of office of each person elected as trustee will be until his or her successor is duly elected and shall qualify. Information regarding each
Nominee is set forth below. Each Nominee has consented to serve as a trustee if elected.

Shareholders are being asked to elect the Nominees to serve as trustees of the
American Century Municipal Trust Board of Trustees in order to ensure that at least two-thirds of the members of the board have been elected by the shareholders of the Trust as required by the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Investment Company Act provides that vacancies on the Board of Trustees may not be filled by trustees unless thereafter at least two-thirds of the trustees shall have been elected by shareholders. To ensure continued compliance with this requirement without incurring the expense of calling additional shareholder meetings, shareholders are being asked at this Special Meeting to elect the eight trustees to hold office until the next meeting of shareholders. Consistent with the provisions of the Trust's bylaws, and as permitted by Massachusetts law, the Trust does not anticipate holding annual shareholder meetings. Thus, the trustees will be elected for indefinite terms, subject to termination or resignation. Each
Nominee has indicated a willingness to serve as a member of the Board of
Trustees if elected. If any of the Nominees should not be available for election, the persons named as proxies (or their substitutes) may vote for other persons in their discretion. However, the advisor has no reason to believe that any Nominee will be unavailable for election. In evaluating the Nominees, the trustees took into account their background and experience, including their familiarity with the issues relating to these types of funds and investments as well as their careers in business, finance, marketing and other areas. The trustees also considered the experience of the Nominees as trustees or directors of certain American Century funds.

INFORMATION REGARDING NOMINEES

The individuals listed in the table below serve as trustees or officers of
Limited-Term Tax-Free and Tax-Free Bond. Trustees listed as interested persons of the funds (as defined in the Investment Company Act) are "interested"
primarily by virtue of their engagement as officers of American Century
Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds'
investment adviser, American Century Investment Management, Inc. (ACIM); the
funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                              7

                                                                                         Number of
                                                                                         Portfolios
                                                                                         in Fund
                                            Length                                       Complex       Other
                            Position(s)     of Time                                      Overseen      Directorships
                            Held with       Served     Principal Occupation(s)           by            Held by
Name, Address (Age)         Fund            (years)    During Past 5 Years               Trustees      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
James E. Stowers III        Trustee,        6          Co-Chairman, ACC                  76            None
4500 Main Street            Chairman                   (September 2000 to present)
Kansas City, MO 64111       of the                     Co-Chief Investment Officer,
(42)                        Board                      U.S. Equities (September 2000
                                                       to February 2001)
                                                       Chief Executive Officer, ACC
                                                       ACIM, ACSC and
                                                       other ACC subsidiaries
                                                       (June 1996 to September 2000)
                                                       President, ACC (January 1995
                                                       to June 1997)
                                                       President, ACIM and ACSC
                                                       (April 1993 to August 1997)
                                                       Director, ACC, ACIM, ACSC
                                                       and other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------------------
William M. Lyons            Trustee         1          Chief Executive Officer, ACC      38            None
4500 Main Street                                       and other ACC subsidiaries
Kansas City, MO 64111                                  (September 2000 to present)
(46)                                                   President, ACC
                                                       (June 1997 to present)
                                                       Chief Operating Officer
                                                       ACC (June 1996 to
                                                       September 2000)
                                                       General Counsel, ACC,
                                                       ACIM, ACIS, ACSC and
                                                       other ACC subsidiaries
                                                       (June 1989 to June 1998)
                                                       Executive Vice President,
                                                       ACC (January 1995
                                                       to June 1997)
                                                       Also serves as: Executive
                                                       Vice President and Chief
                                                       Operating Officer, ACIM,
                                                       ACSC and other ACC
                                                       subsidiaries, and
                                                       Executive Vice President
                                                       of other ACC subsidiaries
                                                       Director, ACIM, ACSC and
                                                       other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Albert Eisenstat            Trustee         6          General Partner,                  38            Independent Director,
1665 Charleston Road                                   Discovery Ventures                              Sungard Data Systems
Mountain View, CA 94043                                (Venture capital firm,                          (1991 to present)
(71)                                                   1996 to 1998)                                   Independent Director,
                                                                                                       Business Objects S/A
                                                                                                       (1994 to present)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                                                        Portfolios
                                                                                        in Fund
                                              Length                                    Complex        Other
                              Position(s)     of Time                                   Overseen       Directorships
                              Held with       Served     Principal Occupation(s)        by             Held by
Name, Address (Age)           Fund            (years)    During Past 5 Years            Trustees       Trustee
------------------------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson              Trustee         6          Charles J. Meyers Professor    38             None
1665 Charleston Road                                     of Law and Business,
Mountain View, CA 94043                                  Stanford Law School
(55)                                                     (1979 to present)
                                                         Mark and Eva Stern
                                                         Professor of Law and
                                                         Business, Columbia
                                                         University School of Law
                                                         (1992 to present)
                                                         Counsel, Marron, Reid &
                                                         Sheehy (a San Francisco
                                                         law firm, 1984 to present)
------------------------------------------------------------------------------------------------------------------------------------
Kathryn A. Hall               Advisory        0          President and Managing         38             Director, Princeton
1665 Charleston Road          Board                      Director, Laurel Management                   University.
Mountain View, CA 94043       Member                     Company, L.L.C.                               Investment Company and
(44)                                                     (1989 to present)                             Stanford Management Company
------------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              Trustee         21         Partner, Oak Hill Capital      38             Director, Dimensional
1665 Charleston Road                                     Management, (1999 to present)                 Fund Advisors
Mountain View, CA 94043                                  Principal, Long-Term                          (investment advisor,
(60)                                                     Capital Management                            1982 to present)
                                                         (investment advisor,                          Director, Smith Breeden
                                                         1993 to January 1999)                         Family of Funds
                                                         Frank E. Buck Professor                       (1992 to present)
                                                         of Finance, Stanford
                                                         Graduate School of Business
                                                         (1981 to present)
------------------------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott              Trustee         30         Ralph M. Parsons Professor     38             Director, RCM Capital
1665 Charleston Road                                     of Law and Business,                          Funds, Inc.
Mountain View, CA 94043                                  Stanford Law School                           (1994 to present)
(73)                                                     (1972 to present)
------------------------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers             Trustee         17         Director and Partner,          38             Director, Indus International
1665 Charleston Road                                     Windy Hill Productions, LP                    (software solutions,
Mountain View, CA 94043                                  (educational software,                        January 1999 to present)
(56)                                                     1994 to 1998)                                 Director, Quintus Corporation
                                                                                                       (automation solutions,
                                                                                                       1995 to present)
------------------------------------------------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------------------------------------------------
William M. Lyons              President       1          See entry above under          38             See entry above under
4500 Main Street                                         "Interested Trustees."                        "Interested Trustees."
Kansas City, MO 64111
(46)
------------------------------------------------------------------------------------------------------------------------------------
Robert T. Jackson             Executive       1          Chief Administrative Officer   Not            Not
4500 Main St.                 Vice                       and Chief Financial Officer,   applicable     applicable
Kansas City, MO 64111         President                  ACC (August 1997 to present)
(55)                          and                        President, ACSC
                              Chief                      (January 1999 to present)
                              Financial                  Executive Vice President, ACC
                              Officer                    (May 1995 to present)
                                                         Also serves as: Executive
                                                         Vice President and Chief
                                                         Financial Officer, ACIM, ACIS
                                                         and other ACC subsidiaries
------------------------------------------------------------------------------------------------------------------------------------

                                                                              9

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
                                                Length                                        Complex          Other
                             Position(s)        of Time                                       Overseen         Directorships
                             Held with          Served     Principal Occupation(s)            by               Held by
Name, Address (Age)          Fund               (years)    During Past 5 Years                Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA         Senior Vice        1          Senior Vice President and          Not              Not
4500 Main St.                President,                    Assistant Treasurer, ACSC          applicable       applicable
Kansas City, MO 64111        Treasurer
(45)                         and Chief
                             Accounting
                             Officer
------------------------------------------------------------------------------------------------------------------------------------
David C. Tucker              Senior Vice        3          Senior Vice President, ACIM,       Not              Not
4500 Main St.                President                     ACIS, ACSC and other ACC           applicable       applicable
Kansas City, MO 64111        and                           subsidiaries
(43)                         General                       (June 1998 to present)
                             Counsel                       General Counsel, ACC,
                                                           ACIM, ACIS, ACSC and
                                                           other ACC subsidiaries
                                                           (June 1998 to present)
                                                           Consultant to mutual
                                                           fund industry
                                                           (May 1997 to April 1998)
------------------------------------------------------------------------------------------------------------------------------------
C. Jean Wade                 Controller         5          Vice President, ACSC               Not              Not
4500 Main St.                                              (February 2000 to present)         applicable       applicable
Kansas City, MO 64111                                      Controller-Fund Accounting,
(37)                                                       ACSC
------------------------------------------------------------------------------------------------------------------------------------
Robert Leach                 Controller         4          Vice President, ACSC               Not              Not
4500 Main St.                                              (February 2000 to present)         applicable       applicable
Kansas City, MO 64111                                      Controller-Fund Accounting,
(35)                                                       ACSC
------------------------------------------------------------------------------------------------------------------------------------
Jon Zindel                   Tax Officer        4          Vice President, Corporate Tax,     Not              Not
4500 Main Street                                           ACSC (April 1998 to present)       applicable       applicable
Kansas City, MO 64111                                      Vice President, ACIM, ACIS
(34)                                                       and other ACC subsidiaries
                                                           (April 1999 to present)
                                                           President, American Century
                                                           Employee Benefit Services, Inc.
                                                           (January 2000 to December 2000)
                                                           Treasurer, American Century
                                                           Ventures, Inc.
                                                           (December 1999 to January 2001)
                                                           Director of Taxation, ACSC
                                                           (July 1996 to April 1998)
------------------------------------------------------------------------------------------------------------------------------------

The Board of Trustees

The Board of Trustees oversees the management of all funds issued by American
Century Municipal Trust and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and

authority of the board to the extent that the trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

Committees

The Board of Trustees has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                                                  Meetings Held
                                                                                                                  During last
Committee          Members                     Function                                                           Fiscal Year
------------------------------------------------------------------------------------------------------------------------------------
Audit              Jeanne D. Wohlers           The Audit Committee recommends the engagement of the               5
                   Albert Eisenstat            funds' independent auditors and oversees their activities.
                   Kenneth E. Scott            The committee receives reports from the advisor's Internal
                                               Audit Department, which is accountable to the committee.
                                               The committee also receives reporting about compliance
                                               matters affecting the Trust.
------------------------------------------------------------------------------------------------------------------------------------
Nominating         Kenneth E. Scott            The Nominating Committee primarily considers and                   5
                   Ronald J. Gilson            recommends individuals for nomination as Trustees. The
                   Albert Eisenstat            names of potential Trustee candidates are drawn from a
                   Myron S. Scholes            number of sources, including recommendations from members
                   Jeanne D. Wohlers           of the Board, management and shareholders. This committee
                                               also reviews and makes recommendations to the Board with
                                               respect to the composition of Board committees and other
                                               Board-related matters, including its organization, size,
                                               composition, responsibilities, functions and compensation.
------------------------------------------------------------------------------------------------------------------------------------
Portfolio          Myron S. Scholes            The Portfolio Committee reviews quarterly the investment           5
                   Ronald J. Gilson            activities and strategies used to manage fund assets. The
                                               committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning
                                               the funds' investments.
------------------------------------------------------------------------------------------------------------------------------------
Quality            Ronald J. Gilson            The Quality of Service Committee reviews the level and quality     5
of                 Myron S. Scholes            of transfer agent and administrative services provided to the
Service            William M. Lyons            funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and
                                               seeks to improve such services where feasible and appropriate.
------------------------------------------------------------------------------------------------------------------------------------

Selection of Independent Auditors

The 1940 Act requires that a fund's independent auditors be selected by a majority of those trustees who are not "interested persons" (as defined in the
1940 Act) of the fund. One of the purposes of the Audit Committee is to recommend to a fund's Board of Trustees the selection, retention or termination of independent auditors for the fund. A copy of the Audit Committee's charter, which describes the Audit Committee's purposes, duties and powers, is attached as Appendix I to this Prospectus/Proxy Statement.

At meetings held according to the following schedule, the Audit Committee recommended, and the Board of Trustees/Directors, including a majority of those trustees who are not "interested persons," approved the selection of
PricewaterhouseCoopers LLP as the independent auditors for each fund overseen by the board.

Fund Company                                               Date Approved by Board   Fiscal Year End
--------------------------------------------------------------------------------------------------------
American Century Investment Trust                          03/13/02                 02/28/03(1)
--------------------------------------------------------------------------------------------------------
American Century Government Income Trust                   03/13/02                 03/31/03
--------------------------------------------------------------------------------------------------------
American Century Municipal Trust                           03/06/01                 05/08/02
--------------------------------------------------------------------------------------------------------
American Century California Tax-Free and Municipal Funds   08/06/01                 08/31/02
--------------------------------------------------------------------------------------------------------
American Century Target Maturities Trust                   08/06/01                 09/30/02
--------------------------------------------------------------------------------------------------------
American Century Quantitative Equity Funds                 12/14/01                 12/31/02
--------------------------------------------------------------------------------------------------------
American Century International Bond Funds                  12/14/01                 12/31/02
--------------------------------------------------------------------------------------------------------

(1) The funds' fiscal year end was changed to March 31, 2003, on March 1, 2002.

                                                                             11

PricewaterhouseCoopers LLP, a major international accounting firm, has acted as auditor of the funds overseen by the Board of Trustees since October 1997. After reviewing the audited financial statements for the fiscal year ended May 31,
2001, the Audit Committee recommended to the Board of Trustees that such financial statements be included in each fund's annual report to shareholders. A copy of the audit committee's report for each fund are attached as Appendix II to this proxy statement.

AUDIT FEES. PricewaterhouseCoopers LLP was paid on behalf of the Companies as indicated below for services rendered for the routine audit of each fund's annual financial statements, and for routine tax return preparation services.

Fund Company                                                            Fiscal Year End     Audit Fees      Tax Preparation Fees
------------------------------------------------------------------------------------------------------------------------------------
American Century Investment Trust                                       2/28/01             $11,775         $3,875
------------------------------------------------------------------------------------------------------------------------------------
American Century Government Income Trust                                3/31/01             $86,600         $25,600
------------------------------------------------------------------------------------------------------------------------------------
American Century Municipal Trust                                        5/31/01             $107,000        $28,700
------------------------------------------------------------------------------------------------------------------------------------
American Century California Tax-Free and Municipal Funds                8/31/01             $74,125         $28,025
------------------------------------------------------------------------------------------------------------------------------------
American Century Target Maturities Trust                                9/30/01             $70,650         $23,250
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, American Century
Quantitative
Equity Funds and American Century International Bond Funds              12/31/01            $100,650        $34,250
------------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL                              $450,800        $143,700
------------------------------------------------------------------------------------------------------------------------------------

ALL OTHER FEES.  The aggregate fees billed for all other non-audit services rendered by PricewaterhouseCoopers LLP to the Companies, their investment manager and entities controlling, controlled by, or under common control with the investment manager that provide services to the Companies for fiscal year ending in 2001 was $570,209. The Audit Committee considered the compatibility of these non-audit services with PricewaterhouseCoopers LLP's independence. The aggregate fee billed for audit-related services for funds not overseen by this
Board of Trustees/Directors was $105,750.

Compensation of Trustees

The trustees serve as trustees for eight American Century investment companies.
Each trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by all the funds issued by American Century Municipal Trust for the periods indicated and by the seven other investment companies served by the Board of Trustees to each trustee who is not an interested person as defined in the Investment Company Act.

Aggregate Trustee Compensation for Fiscal Year Ended May 31, 2001
--------------------------------------------------------------------------------
                      Total Compensation    Total Compensation from the
Name of Trustee       from the Funds(1)     American Century Family of Funds(2)
--------------------------------------------------------------------------------
Albert Eisenstat      $4,615                $78,250
--------------------------------------------------------------------------------
Ronald J. Gilson      $4,945                $88,500
--------------------------------------------------------------------------------
Myron S. Scholes      $4,404                $71,750
--------------------------------------------------------------------------------
Kenneth E. Scott      $4,684                $80,000
--------------------------------------------------------------------------------
Isaac Stein(3)        $1,633                 $9,583
--------------------------------------------------------------------------------
Jeanne D. Wohlers     $4,450                $73,000
--------------------------------------------------------------------------------

(1) Includes compensation paid to the trustees during the fiscal year ended May
    31, 2001, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds' Independent Directors' Deferred
    Compensation Plan. The total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $28,250; Mr. Gilson, $88,500;
    Mr. Scholes, $71,750; Mr. Scott, $40,000; and Ms. Wohlers, $31,515.

(2) Includes compensation paid by the eight investment company members of the
    American Century family of funds served by this board.

(3) Mr. Stein retired from the Board on September 15, 2000. The amounts shown represent compensation paid from June 1, 2000, to September 15, 2000.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended May 31, 2001.

Ownership of Fund Shares

The trustees owned shares in the funds as of December 31, 2001, as shown in the table below:

                                                                                     Name of Trustees(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                             James E.         William M.          Albert           Ronald J.
                                                            Stowers III        Lyons             Eisenstat          Gilson
------------------------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
------------------------------------------------------------------------------------------------------------------------------------
   Limited-Term Tax-Free                                         A                 A                A                A
------------------------------------------------------------------------------------------------------------------------------------
   Tax-Free Bond                                                 A                 A                A                A
------------------------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity Securities
in all Registered Investment Companies Overseen
by Director in Family of Investment Companies                    E                 E                E                E
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     Name of Trustees(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Myron S.                  Kenneth E.             Jeanne D.
                                                               Scholes                    Scott                  Wohlers
------------------------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
------------------------------------------------------------------------------------------------------------------------------------
   Limited-Term Tax-Free                                           A                       A                       A
------------------------------------------------------------------------------------------------------------------------------------
   Tax-Free Bond                                                   A                       A                       A
------------------------------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity Securities
in all Registered Investment Companies Overseen
by Trustee in Family of Investment Companies                       E                       E                       E
------------------------------------------------------------------------------------------------------------------------------------

Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More than $100,000

(1) Kathryn A. Hall did not own any shares as of December 31, 2001.

SHAREHOLDER VOTE REQUIRED

Each Nominee will be elected to the Board of Trustees of American Century
Municipal Trust if he or she receives the approval of a majority of the votes of
American Century Municipal Trust represented at the meeting, provided at least a quorum (40% of the outstanding votes), is represented in person or by proxy. The election of trustees is determined by the votes received from all American
Century Municipal Trust shareholders without regard to whether a majority of votes of any one fund voted in favor of a particular Nominee or all Nominees as a group. By completing the proxy, you give the named proxies the right to cast your votes. If you elect to withhold authority for any nominees, you may do so by striking a line through the Nominee name on the proxy, as further explained on the proxy itself. The Board of Trustees does not contemplate that any Nominee will be unable to serve as a member of the Board of Trustees for any reason, but if that should occur prior to the Special Meeting, the individuals named as proxies reserve the right to substitute another person or persons of their choice as Nominee or Nominees.

                                                                             13

THE BOARD OF TRUSTEES, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY
RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES.

PROPOSAL 2: REORGANIZATION

COMPARISON OF CERTAIN INFORMATION REGARDING THE FUNDS

The following chart is provided to show a comparison of certain key attributes of Limited-Term Tax-Free with Tax-Free Bond. For additional information about the funds, see the section titled Information About the Funds starting on page
18.

                         LIMITED-TERM TAX-FREE               TAX-FREE BOND
--------------------------------------------------------------------------------------------------------------------------------------
Type of Fund             Short-Intermediate Municipal Debt   Intermediate Municipal Debt

Investment Objective     Same as Tax-Free Bond               The fund seeks safety of principal and high current income that is exempt from federal income tax.

Investment Policies      Same as Tax-Free Bond               The fund managers buy quality debt securities with interest payments exempt from federal income tax, and may invest up to 20% of the fund's assets in quality debt securities with interest payments subject to the alternative minimum tax.
Weighted Average
Portfolio Maturity       5 years or less                     No limitation

Total Expense Ratio      0.51%                               0.51%

Distribution Policy      Same as Tax-Free Bond               Distributions from net income are declared daily and paid monthly.
                                                             Capital gains distributions are paid once a year, usually in December.

Purchases and Exchanges  Same as Tax-Free Bond               See pages 17-20 of accompanying Prospectus

Redemption Policies      Same as Tax-Free Bond               See pages 17-20 of accompanying Prospectus

Investment Advisor       Same as Tax-Free Bond               American Century Investment Management, Inc. ("ACIM")

Transfer Agent           Same as Tax-Free Bond               American Century Services Corporation ("ACSC")

Distributor              Same as Tax-Free Bond               American Century Investment Services Inc. ("ACIS")

Custodians               Same as Tax-Free Bond               J.P. Morgan Chase and Co. and Commerce Bank, N.A.

Independent Auditors     Same as Tax-Free Bond               PricewaterhouseCoopers LLP
------------------------------------------------------------------------------------------------------------------------------------

PRIMARY FEDERAL INCOME TAX CONSEQUENCES

The exchange of Limited-Term Tax-Free shares for Tax-Free Bond shares in the reorganization will be tax-free to shareholders. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for shareholders of either fund for federal income tax purposes. A shareholder's aggregate tax basis and holding period for Tax-Free Bond shares received in the reorganization will be identical to the aggregate tax basis and holding period for the
Limited-Term Tax-Free shares exchanged in the transaction. The tax consequences of the reorganization are described in more detail on page 17 of this Combined
Prospectus/Proxy Statement.

RISK FACTORS

Interest rate changes affect the share value of both Limited-Term Tax-Free and
Tax-Free Bond. Generally, when interest rates rise, the funds' share values will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. In general, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. Because
Tax-Free Bond generally maintains a longer weighted average maturity than
Limited-Term Tax-Free, its share value is generally more sensitive to interest rate fluctuation than Limited-Term Tax-Free.

Your Board of Trustees does not believe that the reorganization exposes shareholders of Limited-Term Tax-Free to any substantially new or different risks than they are exposed to as shareholders of Limited-Term Tax-Free. For a discussion of the various investment policies, approaches and procedures of
Tax-Free Bond, and the risks associated therewith, please see the accompanying
Prospectus beginning at page 8.

TRANSACTION AND OPERATING EXPENSE INFORMATION

The tables below compare various shareholder transaction and annual fund operating expenses of Limited-Term Tax-Free as of its most recent fiscal year end (May 31, 2001) with Tax-Free Bond as of its most recent fiscal year end (May
31, 2001). After the reorganization, the expense levels of the surviving fund will be the same as those shown for Tax-Free Bond (Pro Forma).

Annual Operating Expenses (expenses that are deducted from fund assets)

                                     Management             Distribution and           Other               Total Annual Fund
                                     Fee(1)                 Service (12b-1) Fees       Expenses(2)         Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------
Limited-Term Tax-Free                0.51%                  None                       0.00%               0.51%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond                        0.51%                  None                       0.00%               0.51%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Bond (Pro Forma)            0.51%                  None                       0.00%               0.51%
------------------------------------------------------------------------------------------------------------------------------------

(1) Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rate generally decreases as fund assets increase.

(2) Other expenses, which include the fees and expenses of the funds'
    independent trustees, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.

Examples

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

[sidebar]

[graphic of triangle]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

[end of sidebar]

                                   1 year         3 years         5 years        10 years
-----------------------------------------------------------------------------------------------
Limited-Term Tax-Free              $52            $163            $285           $640
-----------------------------------------------------------------------------------------------
Tax-Free Bond                      $52            $163            $285           $640
-----------------------------------------------------------------------------------------------
Tax-Free Bond (Pro Forma)          $52            $163            $285           $640
-----------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION

SUMMARY OF PLAN OF REORGANIZATION. Subject to receipt of shareholder approval, the reorganization will be carried out according to the terms of the Agreement and Plan of Reorganization between the funds. The following is a brief summary of some of the important terms of that Agreement.

EFFECTIVE TIME OF THE REORGANIZATION. The Agreement requires that the exchange of assets for stock take place after the close of business on one business day but before (or as of) the opening of business on the next business day (the
"Effective Time"). It is currently anticipated that the reorganization will take place after the close of business on August 30, 2002, but before (or as of) the opening of business on September 3, 2002. However, the Agreement gives the officers of the funds the flexibility to choose another date.

                                                                             15

EXCHANGE OF ASSETS. After the close of business on August 30, 2002, the funds will determine the value of their assets and liabilities in the same manner as described on page 21 in the enclosed Tax-Free Bond Prospectus. The assets and liabilities of Limited-Term Tax-Free will then be transferred to Tax-Free Bond in exchange for that number of full and fractional shares (rounded to the third decimal place) that have the same aggregate net asset value as the value of the net assets received in the exchange.

LIQUIDATING DISTRIBUTIONS AND TERMINATION OF LIMITED-TERM TAX-FREE. Immediately
after the exchange of its assets for the Tax-Free Bond shares, Limited-Term
Tax-Free will distribute pro rata all of the shares received in the exchange to its shareholders of record at the Effective Time. All of the outstanding shares of Limited-Term Tax-Free will be redeemed and canceled and its stock books closed. As a result of the distribution, Limited-Term Tax-Free shareholders will become shareholders of Tax-Free Bond.

SHAREHOLDER APPROVAL. Consummation of the reorganization requires approval of
Limited-Term Tax-Free shareholders.

REPRESENTATIONS AND WARRANTIES. The Agreement contains representations and warranties made by Limited-Term Tax-Free to Tax-Free Bond concerning
Limited-Term Tax-Free's formation and existence under applicable state law, its power to consummate the reorganization, its qualification as a "regulated investment company" under applicable tax law, the registration of its shares under federal law and other matters that are customary in a reorganization of this type. The representations and warranties terminate at the Effective Time.

CONDITIONS TO CLOSING. The Agreement contains conditions to closing the proposed reorganization that benefit each fund. The conditions include (i) that
Limited-Term Tax-Free shareholders approve the proposed reorganization, (ii)
that all representations of the funds be true in all material respects, (iii)
receipt of the tax opinion described on page 17 under the caption Federal Income
Tax Consequences, and (iv) such other matters as are customary in a reorganization of this type.

TERMINATION OF AGREEMENT. The Agreement may be terminated by a fund as a result of the failure by the other fund to meet one of its conditions to closing, or by mutual consent.

GOVERNING LAW. The Agreement states that it is to be interpreted under
Massachusetts law, the state of organization of Tax-Free Bond and Limited-Term
Tax-Free.

DESCRIPTION OF THE SECURITIES OF TAX-FREE BOND

Tax-Free Bond is a series of shares offered by American Century Municipal Trust.
Each series is commonly referred to as a mutual fund. The assets belonging to each series of shares are held separately by the custodian.

American Century Municipal Trust is a Massachusetts business trust, which means its activities are overseen by a Board of Trustees.

Like Limited-Term Tax-Free, Tax-Free Bond currently offers one class of shares, the Investor Class, although it may offer additional classes in the future. The
Investor Class of shares of Tax-Free Bond has no up-front charges, commissions or 12b-1 fees.

Your Board of Trustees believes there are no material differences between the rights of a Limited-Term Tax-Free shareholder and the rights of a Tax-Free Bond shareholder. Each share, irrespective of series or class of a series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of a series affected. Matters affecting only one class of a series are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

Unless required by the Investment Company Act of 1940, it is not necessary for
Tax-Free Bond to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of trustees. However, pursuant to each fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders.

REASONS SUPPORTING THE REORGANIZATION

The Reorganization is part of a broader restructuring program proposed by
American Century Investment Management, Inc. ("ACIM") to respond to changing industry conditions and investor needs and desires in the fixed-income area. The mutual fund industry has grown dramatically over the last 10 years. During this period of rapid growth, investment managers have

expanded the range of fixed-income fund offerings that they make available to investors in an effort to meet and anticipate the growing and changing needs and desires of an increasingly large and dynamic group of investors. The family of funds advised by ACIM has followed this pattern. With this expansion, however, has come increased complexity and competition among fixed-income mutual funds, as well as increased confusion among investors.

As a result, ACIM has sought ways to restructure and streamline the management and operations of the funds it advises. ACIM believes, and has advised the Board of Trustees, that the consolidation of certain ACIM-advised funds would benefit fund shareholders. ACIM has, therefore, proposed the consolidation of a number of ACIM-advised funds that ACIM believes have similar or compatible investment objectives and policies. In many cases, the proposed consolidations are designed to eliminate the substantial overlap in current offerings by the American
Century family of funds. Consolidation plans are proposed for other American
Century funds that have not gathered enough assets to operate efficiently and, therefore, face the risk of closure and resulting tax liability for many shareholders. ACIM believes that these consolidations may help to enhance investment performance and increase efficiency of operations.

ACIM recommended to the Board of Trustees that, among other reasons, because
Limited-Term Tax-Free and Tax-Free Bond are managed very similarly, the funds should be combined to establish a larger fund that has substantially similar investment policies. As part of its analysis, the Board of Trustees recognized that a large fund may be able to realize certain potential cost savings that could benefit the shareholders of the funds if the Reorganization is completed.
The Reorganization was also recommended to combine similar funds in an effort to eliminate duplication of expenses and internal competition. The Board of
Trustees reviewed the expense ratios of both funds and the projected expenses of the combined fund; the comparative investment performance of the funds; the compatibility of the investment objectives, policies, restrictions and investments of the funds; the benefits that may result to ACIM and its affiliates if the Reorganization is consummated; and the tax consequences of the
Reorganization. The Board of Trustees also noted that the same portfolio management team manages both funds. During the course of its deliberations, the
Board of Trustees noted that the expenses of the Reorganization will be borne by
ACIM.

The Board of Trustees concluded that the Reorganization is in the best interest of the shareholders of Limited-Term Tax-Free, and that no dilution of value would result to the shareholders of the funds from the Reorganization. The Board of Trustees, including those who are not "interested persons" (as defined in the
1940 Act), approved the Plan and recommended that shareholders of Limited-Term
Tax-Free vote to approve the Reorganization.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
"FOR" THE PLAN OF REORGANIZATION.

FEDERAL INCOME TAX CONSEQUENCES

Consummation of the reorganization is subject to the condition that we receive a tax opinion to the effect that for federal income tax purposes (i) no gain or loss will be recognized by you, Limited-Term Tax-Free or Tax-Free Bond, (ii)
your basis in the Tax-Free Bond shares that you receive will be the same in the aggregate as your basis in the Limited-Term Tax-Free shares held by you immediately prior to the reorganization, and (iii) your holding period for the
Tax-Free Bond shares will include your holding period for your Limited-Term
Tax-Free shares.

We have not sought a tax ruling from the Internal Revenue Service, but are relying upon the tax opinion referred to above. That opinion is not binding on the IRS and does not preclude it from taking a contrary position. The opinion does not cover state or local taxes and you should consult your own advisers concerning potential tax consequences.

The Agreement and Plan of Reorganization provides that Limited-Term Tax-Free will declare and pay dividends prior to the reorganization which, together with all previous dividends, is intended to have the effect of distributing to the
Limited-Term Tax-Free shareholders all undistributed ordinary income, tax-exempt income and net realized capital gains earned up to and including the Effective
Time of the reorganization. The distributions are necessary to ensure that the reorganization will not create adverse tax consequences to Limited-Term
Tax-Free. The distributions to shareholders generally will be taxable to the extent ordinary income and capital gains distributions are taxable to such shareholders, and nontaxable to the extent tax-exempt income distributions are nontaxable to such shareholders.

                                                                             17

Capitalization (unaudited)

                                                                        Limited-Term                  Tax-Free Bond
As of May 31, 2001                             Tax-Free Bond            Tax-Free                      Pro Forma Combined
------------------------------------------------------------------------------------------------------------------------------------
Investor Class                                                          (in thousands except per share
amounts)
   Net Assets                                   $301,348                $37,227                       $338,575
   Shares Outstanding                             28,697                  3,640                         32,242
   Net Asset Value Per Share                      $10.50                 $10.23                         $10.50
------------------------------------------------------------------------------------------------------------------------------------

INFORMATION ABOUT THE FUNDS

Complete information about Tax-Free Bond and Limited-Term Tax-Free is contained in their Prospectus. The Tax-Free Bond and Limited-Term Tax-Free Prospectus
dated October 1, 2001, is included with this Prospectus/Proxy Statement. The content of the Prospectus is incorporated into this document by reference. Below is a list of types of information about Tax-Free Bond and Limited-Term Tax-Free and the pages in their Prospectus where the information can be found.

INFORMATION ABOUT THE
FOLLOWING ITEMS                   CAN BE FOUND ON THE FOLLOWING PAGES
--------------------------------------------------------------------------------
                                  Limited-Term Tax-Free   Tax-Free Bond
                                  Investor Class          Investor Class
--------------------------------------------------------------------------------
An Overview of the Funds          2                       2
Fees and Expenses                 6                       6
Objectives, Strategies and Risks  8-9                     8-9
Management                        15-16                   15-16
Investing with American Century   17-20                   17-20
Share Price and Distributions     21-22                   21-22
Taxes                             23-24                   23-24
Multiple Class Information        25                      25
Financial Highlights              26, 28                  26, 29
--------------------------------------------------------------------------------

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information dated October 1, 2001, and the investment objectives of Tax-Free Bond may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of Limited-Term Tax-Free.
Proxies may be solicited by officers and employees of the investment advisor of the funds, their affiliates and employees. American Century Investment
Management, Inc. has hired Alamo Direct to act as proxy solicitor for the proposals. It is anticipated that the solicitation of proxies will be primarily by mail, telephone, facsimile or other electronic means, or personal interview.
Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy card. If you have any questions regarding voting your shares or the proxy, please call us at
1-800-331-8331.

VOTING AND REVOCATION OF PROXIES

The fastest and most convenient way to vote your shares is to complete, sign and mail the enclosed proxy voting card to us in the enclosed envelope. If you have access to the Internet you can vote online by accessing the Web site listed on the proxy card (you will need the control number that appears on the right-hand side of your proxy card). You also may vote by telephone by calling the toll-free number listed on your proxy card. In addition, you may vote by faxing both sides of the completed proxy card to the toll-free number listed on the proxy card. Your prompt response will help us obtain a quorum for the meeting and avoid the cost of additional proxy solicitation efforts. If you return your proxy to us, we will vote it EXACTLY as you tell us. If you simply sign the card and return it, we will follow the recommendation of the Board of Trustees and vote "FOR" all proposals.

Any shareholder giving a proxy may revoke it at any time before it is exercised using any of the voting procedures described on the proxy vote card or by attending the meeting and voting in person.

RECORD DATE

Only Limited-Term Tax-Free shareholders of record at the close of business on
April 5, 2002, will be entitled to vote at the meeting. The number of outstanding votes entitled to vote at the meeting or any adjournment of the meeting as of the close of business on March 15, 2002, is:

   Limited-Term Tax-Free
     Investor               51,492,996

Because the record date is April 5, 2002, the total number of votes at the meeting may be different.

QUORUM

A quorum is the number of shareholders legally required to be at a meeting in order to conduct business. The quorum for the Special Shareholders Meeting is
50% of the outstanding votes of Limited-Term Tax-Free entitled to vote at the meeting. Votes may be represented in person or by proxy. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business. If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes are not received to approve the Agreement and Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those votes affected by the adjournment that are represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies for which they are required to vote "FOR" the
Agreement and Plan of Reorganization in favor of such adjournments, and will vote those proxies for which they are required to vote "AGAINST" such proposals against any such adjournments.

                                                                             19

SHAREHOLDER VOTE REQUIRED

The Agreement and Plan of Reorganization must be approved by the holders of 1)
67% or more of the outstanding votes of Limited-Term Tax-Free present at the
Special Meeting in person or by proxy, if 50% or more of the outstanding votes are so represented, or 2) a majority of the outstanding votes of Limited-Term
Tax-Free, whichever is less, in accordance with the provisions of its Agreement and Declaration of Trust and the requirements of the Investment Company Act of
1940. The term "majority of the outstanding votes" means more than 50% of the fund's outstanding votes represented in person or by proxy.

In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. Abstentions and broker non-votes will, however, be considered to be a vote "AGAINST" the Agreement and Plan of Reorganization.

Approval of the reorganization by shareholders of Tax-Free Bond is not being solicited because their approval is not legally required.

COST OF PROXY SOLICITATION

The cost of the proxy solicitation and Special Meeting will be borne by American
Century Investment Management, Inc. and NOT by the shareholders of the funds.

CERTAIN SHAREHOLDERS

The following table lists, as of March 15, 2002, the names, addresses and percentage of ownership of each person who owned of record or is known by either fund to own beneficially 5% or more of any class of Limited-Term Tax-Free or
Tax-Free Bond. The percentage of shares to be owned after consummation of the reorganization is based upon their holdings and the outstanding shares of both funds as of March 15, 2002. Beneficial ownership information is not required to be disclosed to the funds, so to the extent that information is provided below, it is done so using the best information that the funds have been provided.

                                                                          Number of         Percent of     Percent Owned
Fund/Class               Shareholder Name and Address                     Shares Owned      Ownership      After Reorganization
------------------------------------------------------------------------------------------------------------------------------------
Limited-Term Tax-Free    N/A                                              N/A               N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free
Bond
     Investor            Charles Schwab & Co., Inc.                       6,630,369         20%            17%
                         San Francisco, CA

                         American Century Investment Management, Inc.     1,807,626          5%            5%
                         Kansas City, MO
------------------------------------------------------------------------------------------------------------------------------------

As of March 15, 2002, the directors and officers of the issuer of Limited-Term
Tax-Free, as a group, owned less than 1% of the outstanding shares of
Limited-Term Tax-Free. As of March 15, 2002, the trustees and officers of the issuer of Tax-Free Bond, as a group, owned less than 1% of the outstanding shares of Tax-Free Bond.

APPRAISAL RIGHTS

Shareholders of Limited-Term Tax-Free are not entitled to any rights of share appraisal under its Agreement and Declaration of Trust, or under the laws of the
State of Massachusetts.

Shareholders have, however, the right to redeem their Limited-Term Tax-Free shares until the reorganization. Thereafter, shareholders may redeem the
Tax-Free Bond shares they received in the reorganization at Tax-Free Bond's net asset value as determined in accordance with its then-current prospectus.

ANNUAL MEETINGS

Tax-Free Bond does not intend to hold annual meetings of shareholders.
Shareholders of Tax-Free Bond have the right to call a special meeting of shareholders and such meeting will be called when requested in writing by the shareholders of record of 10% or more of the fund's votes. To the extent required by law, American Century Municipal Trust will assist in shareholder communications on such matters.

Limited-Term Tax-Free will not hold an annual meeting of shareholders this year for the election of trustees.

ADDITIONAL INFORMATION

Information about Limited-Term Tax-Free and Tax-Free Bond is incorporated into this document by reference from their Prospectus and Statement of Additional
Information dated October 1, 2001. A copy of the Prospectus accompanies this document, and a copy of the funds' Statement of Additional Information, or their most recent annual or semiannual reports may be obtained without charge by calling us at 1-800-331-8331.

Reports and other information filed by Limited-Term Tax-Free and Tax-Free Bond may be inspected and copied at the Public Reference Facilities maintained by the
SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of such materials may be obtained by mail from the Public Reference Branch, Office of
Consumer Affairs and Information Services, Securities and Exchange Commission,
Washington, D.C. 20549, at prescribed rates. This information may also be obtained from the EDGAR database at www.sec.gov, or by email request at
publicinfo@sec.gov.

LITIGATION

Neither Limited-Term Tax-Free nor Tax-Free Bond is involved in any litigation or proceeding.

OTHER BUSINESS

The Board of Trustees is not aware of any other business to be brought before the meeting. However, if any other matters come before the meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to us at 4500 Main Street, P.O. Box
419200, Kansas City, Missouri 64141-6200 or at 1-800-331-8331.

SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN
THE ENCLOSED ENVELOPE. PLEASE RETURN YOUR PROXY CARD EVEN IF YOU ARE PLANNING TO
ATTEND THE MEETING. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: TAX-FREE BOND

The following are excerpts of management's discussion of fund performance from the Annual Report of Intermediate-Term Tax-Free Bond dated May 31, 2001.
Effective August 8, 2001, the name of Intermediate-Term Tax-Free was changed to
Tax-Free Bond. Accordingly, all references to the Intermediate-Term Tax-Free fund in the following excerpts have been changed to Tax-Free Bond. For a complete copy of the report, please call us at 1-800-331-8331.

REPORT HIGHLIGHTS

TAX-FREE BOND

Total Returns:      AS OF 5/31/01
6 Months                 4.46%(1)
1 Year                    10.77%
30-Day SEC Yield:          3.86%
Inception Date:           3/2/87
Net Assets:       $188.2 million
Ticker Symbol:             TWTIX

(1) Not annualized.

                                                                             21

Our Message To You

The American Century Tax-Free Bond fund generated exceptionally strong returns for the year ended May 31, 2001. Demand for bonds surged because of economic weakness, falling interest rates and plummeting stock prices. The fund's investment team reviews the economic and market climate, as well as portfolio strategy and performance below.

We're pleased to announce some important changes in the investment team's executive leadership. Effective July 1, 2001, Robert Puff Jr., president and chief investment officer (CIO) of American Century Investment Management, Inc.
(ACIM), American Century's investment management subsidiary, became the subsidiary's chairman.

The chairmanship is a newly-created position that allows us to continue to benefit from Bob's 30 years of investment experience while removing the responsibility for the day-to-day management of ACIM. Bob can focus more on business strategy and professional development of investment managers, serving as a mentor and resource for the various investment management teams.

Randall Merk, formerly a senior vice president and CIO for American Century's fixed-income discipline, succeeded Bob as ACIM president and CIO. As our top investment management executive, Randy is responsible for all of American
Century's investment management functions, including portfolio management, research and trading.

David MacEwen, a senior vice president who oversaw all of American Century's municipal and money market portfolios and municipal credit research, assumed
Randy's role as CIO for fixed income. Dave is responsible for portfolio management and research for all the company's bond and money market products.

And Steven Permut, a vice president and senior portfolio and credit research manager, was promoted to succeed Dave as leader of American Century's municipal fund and credit research teams.

Our heartiest congratulations to these investment team leaders and colleagues.
We strongly believe they will continue to serve you and American Century well.
As always, we appreciate your continued confidence in American Century.

Sincerely,

/s/ James E. Stowers, Jr.           /s/ James E. Stowers III
James E. Stowers, Jr.               James E. Stowers III
Chairman of the Board and Founder   Co-Chairman of the Board

PERFORMANCE & PORTFOLIO INFORMATION

Effective August 8, 2001, the name of Intermediate-Term Tax-Free was changed to
Tax-Free Bond.

Total Returns as of May 31, 2001

                             Intermediate-Term       Lehman 5-Year       Intermediate Municipal Debt Funds(2)
                                  Tax-Free         Municipal GO Index     Average Return      Fund's Ranking

6 Months(1) ................        4.46%                 4.92%                4.31%                --
1 Year .....................       10.77%                10.17%                9.97%           23 out of 117
==================================================================================================================
AVERAGE ANNUAL RETURNS
3 Years ....................        5.01%                 5.17%                4.15%           11 out of 111
5 Years ....................        5.78%                 5.71%                5.27%           13 out of 98
10 Years ...................        5.96%                 6.13%                5.97%           12 out of 24

The fund's inception date was 3/2/87.

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.

Growth of $10,000 Over 10 Years

[data for mountain chart below]

Value on 5/31/01

Lehman 5-Year Municipal GO Index    $18,136
Intermediate-Term Tax-Free          $17,834

       Intermediate-Term Tax-Free       Lehman 5-Year Municipal GO Index
1991             $10,000                             $10,000
1992             $10,825                             $10,884
1993             $11,764                             $11,906
1994             $12,083                             $12,275
1995             $12,934                             $13,121
1996             $13,467                             $13,743
1997             $14,314                             $14,578
1998             $15,402                             $15,592
1999             $16,029                             $16,356
2000             $16,099                             $16,462
2001             $17,834                             $18,136

The graph above shows the growth of a $10,000 investment in the fund over 10 years, while the graph below shows the fund's year-by-year performance. The
Lehman 5-Year Municipal GO Index is provided for comparison in each graph.
Intermediate-Term Tax-Free's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

One-Year Returns Over 10 Years (Periods ended May 31)

[data for bar chart below]

         Intermediate-Term Tax-Free     Lehman 5-Year Municipal GO Index
5/92               8.25%                              8.84%
5/93               8.67%                              9.39%
5/94               2.72%                              3.10%
5/95               7.04%                              6.89%
5/96               4.12%                              4.74%
5/97               6.29%                              6.08%
5/98               7.60%                              6.95%
5/99               4.07%                              4.90%
5/00               0.44%                              0.65%
5/01              10.77%                             10.17%

YIELDS AS OF MAY 31, 2001                         PORTFOLIO AT A GLANCE
-------------------------                         ---------------------
30-Day SEC Yield                 3.86%                                     5/31/01   5/31/00
30-Day Tax-Equivalent Yields:                     Number of Securities       131      99
28.0% Tax Bracket                5.36%            Weighted Average
31.0% Tax Bracket                5.59%               Maturity              8.5 yrs   9.9 yrs
36.0% Tax Bracket                6.03%            Expense Ratio (for
39.6% Tax Bracket                6.39%               Investor Class)        0.51%     0.51%

                                                                             23

MANAGEMENT Q&A

An interview with Ken Salinger, a portfolio manager on the Tax-Free Bond investment team.

HOW DID TAX-FREE BOND PERFORM DURING THE YEAR ENDED MAY 31, 2001?

The fund provided investors a very attractive return that outpaced the Lipper average. Tax-Free Bond returned 10.77%, not far from double its 5.96% average annual return of the last 10 years. The 117 "Other States Intermediate Municipal
Debt Funds" tracked by Lipper Inc. returned 9.97% on average. Tax-Free Bond's three- and five-year returns were even more impressive compared with its peers.

WHAT FUELED THE FUND'S VERY SOLID RETURN?

As with many short- and intermediate-term bond funds, Tax-Free Bond benefited from the Federal Reserve's (the Fed's) aggressive interest rate cuts. But we also made a number of good decisions that boosted the fund's performance above and beyond that of the Lipper peer average. For example, we continued to shift the portfolio's exposure to various states when attractive opportunities presented themselves.

CAN YOU TALK ABOUT SOME OF YOUR STATE SHIFTS?

Sure. Take a look at the Top Five States table and you'll notice that the percentage of the portfolio in Arizona municipals rose during the last six months. The story there provides a good example of the value plays that we employ to try and boost returns.

For most of 2000, Arizona experienced fairly low new municipal bond issuance.
But several large bond deals came to market earlier this year, pressuring prices lower and yields higher. We took advantage of that supply influx to add some of the state's bonds at what we considered very attractive prices. That play made sense to us because the outlook for Arizona municipal bond supply lightens considerably. As new supply dries up, we expect the bonds we added to appreciate and boost fund returns.

We also selectively added some California municipal bonds. That's why California municipals represented the portfolio's highest state exposure at the end of May.

GIVEN CALIFORNIA'S ONGOING ELECTRIC UTILITIES CRISIS, ISN'T THAT INCREASED
EXPOSURE A BIG RISK?

Not at all. California definitely faces some challenges concerning electric power for its residents. And while those challenges aren't likely to be resolved in the immediate future, we believe we have several important factors working to limit that risk for shareholders.

The first is our seasoned credit research team, which identified California's potential power crisis well in advance of the actual event. Thanks to the team, we held no direct exposure to the California utilities that experienced financial difficulties. The team also helped us limit the portfolio's indirect exposure to the situation.

Second, many of the bonds that we picked up are backed by strong California school districts. In other words, the issuers have solid credit stories that met our credit research team's strict criteria.

The third helpful factor is bond insurance, which most of the California bonds in the portfolio have--they're largely rated AAA and backed by bond insurance companies.

Adding those top-quality California bonds also fit well with our strategy to increase the portfolio's AAA holdings. With the economy slowing, we felt adding high-credit bonds made sense. Simply put, issuers of AAA bonds are less likely to experience significant financial difficulties during challenging economic times than are issuers of lower-rated bonds.

SHIFTING GEARS, WHAT'S YOUR OUTLOOK FOR THE ECONOMY AND INTEREST RATES?

The Fed's aggressive short-term interest rate cuts this year should set the stage for an economic turnaround at some point. But such actions take time to work through the system. So for the near-term, we're likely to see continued
economic weakness, further corporate profit warnings and possibly even additional layoffs.

Given those conditions, we wouldn't be surprised if the Fed reduces rates one or two more times. But we think that the magnitude of any additional cuts will be far less aggressive than the ones we've seen so far this year.

WITH THOSE THOUGHTS IN MIND, WHAT ARE YOUR PLANS FOR THE PORTFOLIO?

We feel that the portfolio is fairly well positioned for the current environment, but we will continue to monitor a few key developments to see whether modifications are needed. In particular, we may adjust the portfolio's bond maturity structure (its ratio of short- to intermediate- to long-term securities) by increasing intermediate-term bond holdings at some point and decreasing holdings of other maturities.

ARE THERE ANY OTHER NOTABLE CHANGES YOU'RE PLANNING FOR THE FUND?

Yes. Effective August 8, 2001, we will remove all restrictions on the fund's weighted average maturity. That is, the fund will be able to invest in municipal securities across all maturities. Reflecting that average maturity change, the fund will be renamed "American Century Tax-Free Bond."

HOW WILL THIS AFFECT YOUR INVESTMENT STRATEGY?

We will still use the same disciplined investment approach, but we will have more flexibility to look for the best relative values, yields and appreciation potential throughout the municipal market. Overall, though, investors aren't likely to notice big differences in fund strategy or performance. That's because optimal municipal yields and returns relative to risk (price volatility) still tend to be found in the intermediate-term maturity area.

WHAT'S THE MAIN REASON FOR THE CHANGES?

We want to help make choosing a municipal bond fund easier for investors. People who know that they want a tax-advantaged bond investment but aren't sure what maturity to choose will be able to invest in a "core" municipal fund where we make the maturity decisions for them.

TYPES OF INVESTMENTS IN THE PORTFOLIO BY STATE (TOP FIVE STATES)
(as of 5/31/01)

California    11.3%
Arizona       10.6%
Indiana        8.0%
Texas          7.3%
Washington     5.7%

TYPES OF INVESTMENTS IN THE PORTFOLIO BY STATE (TOP FIVE STATES)
(as of 11/30/00)

Texas         13.4%
Washington     8.2%
New York       7.9%
Utah           7.7%
Colorado       7.1%

                                                                             25

APPENDIX I

                             AMERICAN CENTURY FUNDS
                         CHARTER OF THE AUDIT COMMITTEE
                           OF THE BOARD OF DIRECTORS

ORGANIZATION

* The Audit Committee of the Board of Directors shall be composed entirely of directors who are independent of the management of the Funds and have no relationship with the Funds that might interfere with the exercise of their independence as committee members.

STATEMENT OF PURPOSE

* The Audit Committee shall be responsible for assisting the Directors in fulfilling their responsibilities to the shareholders in the areas of the
  Funds' accounting and financial reporting policies and practices, internal controls and compliance with applicable laws and regulations.

* The Audit Committee shall oversee the independent audit of the Funds'
  financial statements.

* The Audit Committee shall be responsible for fostering communication of information among the directors, internal auditors and independent auditors.

* The Audit Committee shall act as a liaison between the Funds' independent auditors and the full Board of Directors.

  THE FUNCTION OF THE AUDIT COMMITTEE IS OVERSIGHT; IT IS MANAGEMENT'S
  RESPONSIBILITY TO MAINTAIN APPROPRIATE SYSTEMS FOR ACCOUNTING AND INTERNAL
  CONTROL, AND THE AUDITOR'S RESPONSIBILITY TO PLAN AND CARRY OUT A PROPER
  AUDIT.

DUTIES AND POWERS

The Audit Committee shall have the following duties and responsibilities:

* To recommend to the Board of Directors the selection, retention or termination of the Funds' independent auditors and evaluate the independence of such auditors;

* To meet with the Funds' independent auditors, including private meetings, as necessary;

  * to review the arrangements for and the scope of the current year's annual audit and any special audits;

  * to discuss any matters of concern relating to the Funds' financial statements, including any adjustments to such statements recommended by the independent auditors, or other results of such audits;

  * to consider the independent auditors' comments with respect to the Funds'
    financial policies, procedures and internal accounting controls and management's responses thereto; and

  * to review the form of opinion the independent auditors propose to render to the Board of Directors and the shareholders;

* To review the auditors' assessment of the adequacy and effectiveness of the
  Funds' internal controls and elicit recommendations for improving such controls;

* To review the fees charged for Fund auditing and other services provided by the independent auditors pursuant to engagements authorized by the Committee or the Board of Directors;

* To assess significant risks or exposures identified by the auditors and steps recommended to minimize such risks and exposures;

* To review and consider changes in Fund accounting policies or practices proposed by management or the independent auditors;

* To retain outside counsel or other experts at the expense of the Funds in order to fully discharge its responsibilities;

* To investigate any matters brought to the Audit Committee's attention that are within the scope of its duties; and

* To review this Charter at least annually and recommend any changes to the full
  Board of Directors.

MEETINGS

* The Audit Committee shall hold regular meetings and special meetings, if necessary, to carry out its designated duties and responsibilities.

* The Audit Committee shall meet regularly with the Treasurer and internal auditors.

APPENDIX II

AMERICAN CENTURY MUNICIPAL TRUST

Report of the Audit Committee

The Audit Committee oversees the Fund's financial reporting process on behalf of the Board of Directors/Trustees. Management has the primary responsibility for the financial statements and the reporting process including the systems of internal controls. In fulfilling its oversight responsibilities, the committee reviewed the audited financial statements in the Annual Report with management including a discussion of the quality, not just the acceptability, of the accounting principles, the reasonableness of significant judgments and the clarity of disclosures in the financial statements.

The Committee reviewed with the independent auditors, who are responsible for expressing an opinion on the conformity of those audited financial statements with generally accepted accounting principles, their judgments as to the quality, not just the acceptability, of the Fund's accounting principles and such other matters as are required to be discussed with the Committee under generally accepted auditing standards. In addition, the Committee has discussed with the independent auditors the auditors' independence from management and the
Fund including the auditor's letter and the matters in the written disclosure required by the Independence Standards Board and considered the compatibility of non-audit services with the auditors' independence.

The Committee discussed with the Fund's independent auditors the overall scope and plans for the audits. The Committee meets with independent auditors, with and without management present, to discuss the results of their examinations, their evaluations of the Fund's internal controls and the overall quality of the
Fund's financial reporting.

In reliance on the reviews and discussions referred to above, the Committee recommended to the Board of Trustees/Directors (and the board has approved) that the audited financial statements be included in the Annual Report to shareholders for the year ended May 31, 2001. The Committee and the board also have approved the selection of PricewaterhouseCoopers LLP as the Fund's independent auditors.

Jeanne D. Wohlers, Committee Chair
Albert Eisenstat, Committee Member
Kenneth E. Scott, Committee Member

                                                                             27

NOTES

NOTES

                                                                             29

SH-BKT-29364    0204

Limited-Term Tax-Free into Tax-Free Bond
                        AMERICAN CENTURY MUNICIPAL TRUST
                          American Century Investments
                                4500 Main Street
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                       Statement of Additional Information

    2002 Special Meeting of Shareholders of American Century Municipal Trust

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated April
15, 2002 for the Special Meeting of Shareholders to be held on August 2, 2002.
Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling 1-800-331-8331.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined
Proxy Statement/Prospectus.

         Further information about Tax-Free Bond is contained in and incorporated herein by reference to its Statement of Additional Information dated October 1, 2001. The audited financial statements and related independent accountant's report for Tax-Free Bond contained in the Annual Report dated May
31, 2001 are incorporated herein by reference. No other parts of the Annual
Report are incorporated by reference herein.

         Further information about Limited-Term Tax-Free is contained in and incorporated herein by reference to its Statement of Additional Information dated October 1, 2001. The audited financial statements and related independent accountant's report for Limited-Term Tax-Free contained in the Annual Report dated May 31, 2001 are incorporated herein by reference. No other parts of the
Annual Report are incorporated by reference herein.

         The date of this Statement of Additional Information is April 15, 2002.

TABLE OF CONTENTS

General Information
Pro Forma Financial Statements

GENERAL INFORMATION

         The shareholders of Limited-Term Tax-Free are being asked to approve or disapprove an Agreement and Plan of Reorganization (the "Reorganization
Agreement") dated as of April 15, 2002 between American Century Municipal Trust and the transactions contemplated thereby. The Reorganization Agreement contemplates the transfer of substantially all of the assets and liabilities
Limited-Term Tax-Free to Tax-Free Bond in exchange for full and fractional shares representing interests in Tax-Free Bond. The shares issued by Tax-Free
Bond will have an aggregate net asset value equal to the aggregate net asset value of the shares Limited-Term Tax-Free , that are outstanding immediately before the effective time of the Reorganization.

         Following the exchange, Limited-Term Tax-Free will each make a liquidating distribution to its shareholders of the Tax-Free Bond shares received in the exchange. Each shareholder owning shares of Limited-Term
Tax-Free at the Effective Time of the reorganization will receive shares of
Tax-Free Bond of equal value, plus the right to receive any unpaid dividends that were declared before the Effective Time of the Reorganization on the
Limited-Term Tax-Free shares exchanged.

         The Special Meeting of Shareholders to consider the Reorganization
Agreement and the related transactions will be held at 10:00 a.m. Central time on August 2, 2002 at American Century Tower I, 4500 Main Street, Kansas City,
Missouri. For further information about the transaction, see the Combined Proxy
Statement/Prospectus.

Pro Forma Combining
American Century Limited-Term Tax-Free and
American Century Tax-Free Bond Fund

TAX-FREE BOND AND LIMITED-TERM TAX-FREE PROFORMAS

Statements of Assets and Liabilities

MAY 31, 2001 (UNAUDITED)
                                       Tax-Free               Limited-Term                           Pro Forma
                                       Bond                   Tax-Free            Adjustments        Combining (Note 1)
                                       ----                   --------            -----------        ------------------
ASSETS                                                       (In Thousands Except Per-Share Amounts)

Investment securities at value
(cost of $315,581, $37,794, and
$353,375, respectively)                $324,677               $38,835                                $363,512
Receivable for investments sold        560                     -                                     560
Receivable for capital shares sold     1,068                  4                                      1,072
Interest receivable                    4,496                  574                                    5,070
                                      --------------      ------------------    --------------     -------------
                                       330,801                39,413                                 370,214
                                      --------------      ------------------    --------------     -------------

LIABILITIES
Disbursements in excess of
demand deposit cash                    9,547                  398                                    9,945
Payable for investments purchased      19,568                 1,746                                  21,314
Accrued management fees                128                    16                                     144
Dividends payable                      209                    26                                     235
Payable for trustees'
fees and expenses                      1                       -                                     1
                                      --------------      ------------------    --------------     -------------
                                       29,453                 2,186                                  31,639
                                      --------------      ------------------    --------------     -------------
Net Assets                             $301,348               $37,227                                $338,575
                                      =============       ==================    ==============     =============
CAPITAL SHARES
Outstanding                            28,697                 3,640               (95) (a)           32,242
                                      =============       ==================    ==============     =============
Net Asset Value Per Share              $10.50                 $10.23                                 $10.50
                                      =============       ==================    ==============     =============
NET ASSETS CONSIST OF:
Capital paid in                        $292,695               $36,490                                $329,185
Undistributed net investment income    45                      -                                     45
Accumulated net realized loss on
investment transactions                (488)                  (304)                                  (792)
Net unrealized appreciation
on investments                         9,096                  1,041                                  10,137
                                      --------------      ------------------    --------------     -------------
                                       $301,348               $37,227                                $338,575
                                      =============       ==================    ==============     =============

(a) Adjustment to reflect the issuance of Tax-Free Bond shares in exchange for shares of the Limited-Term Tax-Free in connection with the proposed reorganization.

TAX-FREE BOND AND LIMITED-TERM TAX-FREE PROFORMAS
Statement of Operations

YEAR ENDED MAY 31, 2001 (UNAUDITED)

                                                                                                    Pro Forma
                                       Tax-Free Bond        Limited-Term Tax-Free    Adjustments    Combining (Note 1)
                                       -------------        ---------------------    -----------    ------------------

Investment Income                                                        (in Thousands)
Income:
Interest                               $14,440              $1,685                                  $16,125
                                      --------------     -----------------        ---------------  ------------

Expenses:
Management fees                        1,377                173                                     1,550
Trustees' fees and expenses            12                   2                                       14
                                      --------------     -----------------        ---------------  ------------
                                       1,389                175                                     1,564
                                      --------------     -----------------        ---------------  ------------
Net investment income                  13,051               1,510                                   14,561
                                      --------------     -----------------        ---------------  ------------

REALIZED AND UNREALIZED GAIN

Net realized gain on
investment transactions                4,533                96                                      4,629
Change in net unrealized
appreciation on investments            10,465               1,271                                   11,736
                                      --------------     -----------------        ---------------  ------------
Net realized and unrealized
gain on investments                    14,998               1,367                                   16,365
                                      --------------     -----------------        ---------------  ------------
Net Increase in Net Assets
Resulting from Operations              $28,049              $2,877                                  $30,926
                                      =============      =================         ==============  ============
Notes to Pro Forma Financial Statements (unaudited)

1. BASIS OF COMBINATION-The unaudited Pro Forma Combining Schedule of
   Investments, Pro Forma Combining Statement of Assets and Liabilities and Pro
   Forma Combining Statement of Operations reflect the accounts of the Tax-Free
   Bond Fund and Limited-Term Tax-Free Fund (the funds) at and for the year ended May 31, 2001. The Pro Forma Combining Schedule of Investments and Pro
   Forma Combining Statement of Assets and Liabilities assumes the combination was consummated after the close of business on May 31, 2001. The Pro Forma
   Combining Statement of Operations assumes the combination was consummated at the beginning of the fiscal year ended May 31, 2001.

   The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the non-surviving fund, Limited-Term Tax-Free, in exchange for shares of the surviving fund, for purposes of maintaining the financial statements and performance, Tax-Free Bond. Financial information for Tax-Free Bond as of May 31, 2001, has been adjusted to reflect the plan of reorganization effective December 3, 2001, for Tax-Free Bond and Long-Term
   Tax-Free. Tax-Free Bond acquired substantially all of the assets of
   Long-Term Tax-Free in exchange for shares of equal value of Tax-Free Bond and the assumption by Tax-Free Bond of all liabilities of Long-Term Tax-Free.

   In accordance with accounting principles generally accepted in the United
   States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods for the surviving fund will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization. Under the terms of the Plan of Reorganization, the combination of the funds will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies.

   The Pro Forma Combining Schedule of Investments, Statement of Assets and
   Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the funds included or incorporated by reference in the Statement of Additional Information.

2. SECURITY VALUATION- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

3. CAPITAL SHARES-The pro forma net asset value per share assumes the issuance of shares of the surviving fund that would have been issued at May 31, 2001, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the non-surviving fund, as of May 31, 2001, divided by the net asset value per share of the shares of the surviving fund as of May 31, 2001. The pro forma total number of shares outstanding for the combined fund consists of the following at May
   31, 2001:

                      Total Outstanding                        Additional Shares
     Combined         Shares                Shares of          Assumed Issued
     Fund             (in thousands)        Surviving Fund     in Reorganization
     ----------------------------------------------------------------------------
     Tax-Free Bond    32,242                28,697             3,545

4 INVESTMENTS - At May 31, 2001, the funds had the following net realized capital loss carryovers available to offset future net realized capital gains for federal income tax purposes. To the extent that those loss carryovers are used to offset capital gains, it is probable that any gains offset will not be distributed.

   Fund                           Net Capital Loss Carryover
   -----------------------------------------------------------------------------
   Tax-Free Bond                  $1,148,018
   Limited-Term Tax-Free          $  302,731

Tax Free Bond Fund (Fund 1) / Limited-Term Tax-Free Fund (Fund 2)

Proforma Combined Schedule of Portfolio Investments May 31, 2001

($ in thousands)
(Unaudited)
                                     Proforma                                                                          Proforma
   Fund 1            Fund 2          Combined                                         Fund 1           Fund 2          Combined
   Principal         Principal       Principal                                        Market           Market          Market
   Amount            Amount          Amount          Security Description             Value            Value           Value
-----------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL SECURITIES  (100.0%)

ALABAMA  (1.2%)
   $1,000                            $1,000          Alabama Board of                 $1,097                           $1,097
                                                     Education Rev., (Shelton
                                                     State Community College),
                                                     (MBIA), 6.00%, 10/01/09

   865                               865             Alabama Water Pollution          910                              910
                                                     Control Auth. Rev.,
                                                     (AMBAC), 5.75%, 08/15/18

   1,000                             1,000           East Central Industrial          1,028                            1,028
                                                     Development Auth. Rev.,
                                                     (AMBAC), 5.25%, 09/01/13

   1,165                             1,165           Lauderdale County and            1,184                            1,184
                                                                                    ------------                    -----------
                                                     Florence Healthcare Auth.
                                                     Rev. GO, Series 1999 A,
                                                     (Coffee Health Group),
                                                     (MBIA), 4.50%, 07/01/02
                                                                                      4,219                            4,219
                                                                                    ------------                    -----------

ALASKA  (1.1%)
   1,670                             1,670           Alaska Energy Auth. Power        1,765                            1,765
                                                     Rev., Series 2000-4,
                                                     (Bradley Lake), (FSA),
                                                     5.50%, 07/01/04

                     $1,000          1,000           Alaska Energy Auth. Power                         $1,065          1,065
                                                     Rev., Series 2000-4,
                                                     (Bradley Lake), (FSA),

   1,055                             1,055           Alaska Industrial                1,092                            1,092
                                                     Development & Export Auth.
                                                     Power Rev., Series 1998-1,
                                                     (Snettisham), (AMBAC),
                                                     5.25%, 01/01/04
                                                     5.50%, 07/01/05

   75                                75              Alaska Industrial                78                               78
                                                                                    ------------                    -----------
                                                     Development & Export Auth.
                                                     Power Rev., Series 1998-1,
                                                     (Snettisham), (AMBAC),
                                                     5.25%, 01/01/04(1)
                                                                                      2,935            1,065           4,000
                                                                                    ------------    -----------     -----------

ARIZONA  (7.4%)
   1,000                             1,000           Arizona School Facilities        1,037                            1,037
                                                     Board GO, (State School
                                                     Improvement), 5.50%,
                                                     07/01/18

   2,925                             2,925           Chandler Water & Sewer           3,015                            3,015
                                                     Rev., (FSA), 4.50%,
                                                     07/01/06

                     715             715             Coconino County Unified                           745             745
                                                     School District No. 1
                                                     Flagstaff GO, (FSA), 5.25%,
                                                     07/01/03

   1,640                             1,640           Glendale Water & Sewer           1,693                            1,693
                                                     Rev., (FGIC), 4.80%,
                                                     07/01/03

                     1,000           1,000           Glendale Water & Sewer                            1,053           1,053
                                                     Rev., (FGIC), 5.00%,
                                                     07/01/06

   4,000                             4,000           Maricopa County                  4,085                            4,085
                                                     Community College District
                                                     GO, Series 1997 B, 5.00%,
                                                     07/01/12

   4,700                             4,700           Maricopa County                  4,763                            4,763
                                                     Community College District
                                                     GO, Series 2001 D, (Project
                                                     of 1994), 4.00%, 07/01/02

   1,000                             1,000           Maricopa County                  1,074                            1,074
                                                     Elementary School District
                                                     No. 68 Alhambra GO, (FSA),
                                                     5.50%, 07/01/14

   300                               300             Maricopa County Pollution        300                              300
                                                     Control Corp. Rev., Series
                                                     1994 D, (Arizona Public
                                                     Service Co.), VRDN, (LOC:
                                                     Bank of America N.A.),
                                                     3.00%, 06/01/01

   1,000                             1,000           Mohave County                    1,074                            1,074
                                                     Community College District
                                                     Rev., (State Board of
                                                     Directors), (MBIA), 6.00%,
                                                     03/01/20

   1,730                             1,730           Phoenix Industrial               1,843                            1,843
                                                     Development Auth. Single
                                                     Family Mortgage Rev.,
                                                     Series 1998 A,
                                                     (GNMA/FNMA/FHLMC),
                                                     6.60%, 11/06/03

   2,000                             2,000           Pima County Unified              2,084                            2,084
                                                     School District No. 1 GO,
                                                     Series 1993 E, (Tucson),
                                                     (FGIC), 5.25%, 07/01/08

   1,925                             1,925           Pinal County Unified             1,943                            1,943
                                                     School District No. 43
                                                     Apache Junction GO,
                                                     (FGIC), 4.50%, 07/01/10
   2,050                             2,050           Pinal County Unified             2,242                            2,242
                                                                                    ------------                    -----------
                                                     School District No. 43
                                                     Apache Junction GO,
                                                     (FGIC), 5.75%, 07/01/15
                                                                                      25,153           1,798           26,951
                                                                                    ------------    -----------     -----------

CALIFORNIA  (9.3%)
   475                               475             California Housing Finance       477                              477
                                                     Agency Home Mortgage
                                                     Rev., Series 1996 A,
                                                     (MBIA), 5.60%, 08/01/09

   250                               250             California Infrastructure &      250                              250
                                                     Economic Development
                                                     Bank  Industrial
                                                     Development Rev., Series
                                                     1999 A, VRDN, (LOC:
                                                     Comerica Bank-CA), 3.00%,
                                                     06/07/01

   2,900                             2,900           California Maritime              2,935                            2,935
                                                     Infrastructure Auth. Airport
                                                     Rev., (San Diego Uni Port
                                                     District), (AMBAC), 5.25%,
                                                     11/01/15

   1,100                             1,100           California Public Works          1,181                            1,181
                                                     Board Lease Rev. COP,
                                                     Series 1994 A, (Various
                                                     University of California
                                                     Projects), Prerefunded at
                                                     102% of Par(1), 6.15%,
                                                     11/01/04

   1,000                             1,000           California Public Works          1,076                            1,076
                                                     Board Lease Rev., Series
                                                     1994 A, (Various California
                                                     State University Projects),
                                                     6.20%, 10/01/08

   3,000                             3,000           California State GO,             3,321                            3,321
                                                     (MBIA-IBC), 5.75%, 12/01/11

   1,280                             1,280           East Bay-Delta Housing &         1,293                            1,293
                                                     Finance Agency Lease
                                                     Rev., Series 2000 A, (Lease
                                                     Purchase Project), (MBIA),
                                                     4.75%, 06/01/05

   1,985                             1,985           Gilroy Unified School            2,031                            2,031
                                                     District COP, (Measure J
                                                     Capital Projects), (MBIA),
                                                     4.25%, 09/01/06(2)

   2,000                             2,000           Gilroy Unified School            2,041                            2,041
                                                     District COP, (Measure J
                                                     Capital Projects), (MBIA),
                                                     4.50%, 09/01/09(2)

   1,015                             1,015           Kern Community College           297                              297
                                                     School Facilities
                                                     Improvement District GO,
                                                     (Mammoth Campus),
                                                     (AMBAC), 5.65%, 08/01/23(3)

   1,605                             1,605           Long Beach Bond Finance          1,571                            1,571
                                                     Auth. Lease Rev., (Plaza
                                                     Parking Facility), 5.25%,
                                                     11/01/21(2)

   1,950                             1,950           Los Altos School District        1,993                            1,993
                                                     GO, Series 2001 B, 5.00%,
                                                     08/01/14(2)

   2,000                             2,000           Los Altos School District        2,012                            2,012
                                                     GO, Series 2001 B, 5.00%,
                                                     08/01/16(2)

   1,500                             1,500           Los Angeles Community            1,624                            1,624
                                                     Redevelopment Agency Tax
                                                     Allocation, Series 1993 H,
                                                     (Bunker Hill), (FSA), 6.50%,
                                                     12/01/14

   1,850                             1,850           Northern California Power        1,945                            1,945
                                                     Agency Public Power Rev.,
                                                     Series 1992 A,
                                                     (Hydroelectric Project No.1),
                                                     (MBIA), 6.25%, 07/01/12

   1,550                             1,550           Placer Union High School         618                              618
                                                     District GO, Series 2000 A,
                                                     (Capital Appreciation),
                                                     (FGIC), 6.28%, 08/01/18(3)

   1,000                             1,000           Port of Oakland Rev.,            1,066                            1,066
                                                     Series 2000 K, (FGIC),
                                                     5.25%, 11/01/07

   1,200                             1,200           Rocklin Unified School           352                              352
                                                     District Community
                                                     Facilities Special Tax, (Capital
                                                     Appreciation #1), (AMBAC),
                                                     6.09%, 09/01/23(3)

   825                               825             Rocklin Unified School           228                              228
                                                     District Community
                                                     Facilities Special Tax, (Capital
                                                     Appreciation #1), (AMBAC),
                                                     6.10%, 09/01/24(3)

   1,960                             1,960           San Francisco City &             2,039                            2,039
                                                     County Airports Commission
                                                     Rev., Issue 18A, (MBIA),
                                                     5.25%, 05/01/12

   2,145                             2,145           San Francisco Uptown             2,226                            2,226
                                                     Parking Corporation Rev.,
                                                     (Union Square), (MBIA),
                                                     5.50%, 07/01/15

   1,000                             1,000           San Francisco Uptown             1,056                            1,056
                                                     Parking Corporation Rev.,
                                                     (Union Square), (MBIA),
                                                     6.00%, 07/01/20

   2,000                             2,000           San Francisco Uptown             2,081                            2,081
                                                                                    ------------                    -----------
                                                     Parking Corporation Rev.,
                                                     (Union Square), (MBIA),
                                                     6.00%, 07/01/31
                                                                                      33,713                           33,713
                                                                                    ------------                    -----------

COLORADO  (4.1%)
   500                               500             Colorado Water Resources         553                              553
                                                     & Power Development Auth.
                                                     Clean Water Rev., Series
                                                     2000 A, 6.25%, 09/01/16

   1,615                             1,615           Denver City & County             1,653                            1,653
                                                     Excise Rev., Series 2001 A,
                                                     (Convention Center), (FSA),
                                                     4.25%, 09/01/03
                     500             500             Denver Health & Hospital                          500             500
                                                     Rev., Series 1998 A,
                                                     4.75%, 12/01/01

   1,000                             1,000           Denver Sales Tax Rev.,           1,011                            1,011
                                                     Series 1991 A, (Major
                                                     League Baseball Stadium
                                                     District), (FGIC), 6.10%,
                                                     10/01/01(1)

                     2,000           2,000           Superior Metropolitan                             2,089           2,089
                                                     District No. 1 Water & Sewer
                                                     Rev., Series 2000 A,
                                                     (Refunding & Improvement),
                                                     (LOC: Banque Nationale de
                                                     Paris S.A.), 5.45%,
                                                     12/01/04

   4,000                             4,000           Superior Metropolitan            4,177                            4,177
                                                     District No. 1 Water & Sewer
                                                     Rev., Series 2000 B, (LOC:
                                                     Allied Irish Bank PLC),
                                                     5.45%, 12/01/20

   5,000                             5,000           University of Colorado           4,976                            4,976
                                                                                    ------------                    -----------
                                                     Parking Rev., 6.00%,
                                                     12/01/22
                                                                                      12,370           2,589           14,959
                                                                                    ------------    -----------     -----------

CONNECTICUT  (0.6%)
   1,880                             1,880           Connecticut Development          2,023                            2,023
                                                                                    ------------                    -----------
                                                     Auth. Rev., Series 1994 A,
                                                     6.38%, 10/15/24

DELAWARE  (0.5%)
   1,000             1,000           2,000           Delaware Economic                1,000            1,000           2,000
                                                                                    ------------    -----------     -----------
                                                     Development Auth.
                                                     Industrial Rev., Series 1997
                                                     C, (Delaware Clean Power),
                                                     VRDN, 3.15%, 06/06/01

DISTRICT OF COLUMBIA  (1.4%)
                     105             105             District of Columbia GO,                          114             114
                                                     Series 1999 B, Prerefunded
                                                     at 100% of Par,
                                                     (FSA)(1), 5.50%, 06/01/09

                     1,385           1,385           District of Columbia GO,                          1,488           1,488
                                                     Series 1999 B, (FSA),
                                                     5.50%, 06/01/09

   1,000                             1,000           District of Columbia             1,027                            1,027
                                                     Hospital Rev., Series 1993
                                                     A, (Medlantic Health Care
                                                     Group), (MBIA)(1),
                                                     5.25%, 08/15/02

   1,155                             1,155           District of Columbia Rev.,       1,196                            1,196
                                                     (Gonzaga College High
                                                     School), (FSA), 5.20%,
                                                     07/01/12

   1,275                             1,275           Metropolitan Washington          1,345                            1,345
                                                                                    ------------                    -----------
                                                     D.C. Airports Auth. Rev.,
                                                     Series 1992 A, (MBIA),
                                                     6.30%, 10/01/03
                                                                                      3,568            1,602           5,170
                                                                                    ------------    -----------     -----------

FLORIDA  (3.7%)
   2,000                             2,000           Florida Board of Education       1,756                            1,756
                                                     Capital Outlay GO, Series
                                                     1998 D, 4.50%, 06/01/24

   1,000                             1,000           Florida Governmental             930                              930
                                                     Utility Auth. Rev.,
                                                     (Sarasota Utility System),
                                                     (AMBAC), 4.75%, 10/01/21

   1,000                             1,000           Florida Turnpike Auth.           1,006                            1,006
                                                     Rev., Series 1993 A,
                                                     (Department of
                                                     Transportation), (FGIC),
                                                     5.00%, 07/01/16

   1,100                             1,100           Martin County Pollution          1,100                            1,100
                                                     Control Rev., (Florida Power
                                                     & Light Co.), VRDN,
                                                     3.20%, 06/01/01

   1,000                             1,000           Orlando Utilities                1,184                            1,184
                                                     Commission Water &
                                                     Electric Rev., Series 1989
                                                     D, 6.75%, 10/01/17

   6,100                             6,100           Pinellas County Health           6,100                            6,100
                                                     Facilities Auth. Rev.,
                                                     (Pooled Hospital Loan
                                                     Program), VRDN, (AMBAC),
                                                     3.10%, 06/01/01

   1,400                             1,400           Tampa Bay Water Utility          1,270                            1,270
                                                                                    ------------                    -----------
                                                     System Rev., Series 1998
                                                     A, (FGIC), 4.75%, 10/01/27
                                                                                      13,346                           13,346
                                                                                    ------------                    -----------

GEORGIA  (2.4%)
   4,500                             4,500           Atlanta Water & Wastewater       4,723                            4,723
                                                     Rev., Series 1999 A,
                                                     (FGIC), 5.50%, 11/01/22

   255                               255             Georgia Municipal Electric       292                              292
                                                     Power Auth. Rev., Series
                                                     1991 V, (MBIA-IBC), (1),
                                                     6.50%, 01/01/12

   110                               110             Georgia Municipal Electric       128                              128
                                                     Power Auth. Rev., Series
                                                     1991 V, (MBIA-IBC), 6.50%,
                                                     01/01/12(1)

   635                               635             Georgia Municipal Electric       732                              732
                                                     Power Auth. Rev., Series
                                                     1991 V, (MBIA-IBC), 6.50%,
                                                     01/01/12

   2,000                             2,000           Henry County Water &             2,055                            2,055
                                                     Sewerage Auth. Rev.,
                                                     (FGIC), 5.63%, 02/01/30
   1,000                             1,000           Metropolitan Atlanta Rapid       1,003                            1,003
                                                                                    ------------                    -----------
                                                     Transit Auth. Sales Tax
                                                     Rev., Series 1991 M, 6.05%,
                                                     07/01/01
                                                                                      8,933                            8,933
                                                                                    ------------                    -----------

HAWAII  (1.4%)
                     1,000           1,000           Hawaii Airport System                             1,059           1,059
                                                     Rev., Series 1994-3,
                                                     (AMBAC), 5.70%, 07/01/07

   2,000                             2,000           Hawaii Airport System            2,228                            2,228
                                                     Rev., Series 2000 B,
                                                     (FGIC), 6.63%, 07/01/17

   620                               620             Honolulu City & County           645                              645
                                                     Board of Water Supply
                                                     Rev., (FSA), 5.50%, 07/01/15

   580                               580             Honolulu City & County           599                              599
                                                     Board of Water Supply
                                                     Rev., (FSA), 5.50%, 07/01/16

   500                               500             Maui County GO, Series           559                              559
                                                                                    ------------                    -----------
                                                     2000 A, (FGIC), 6.50%,
                                                     03/01/18
                                                                                      4,031            1,059           5,090
                                                                                    ------------    -----------     -----------

ILLINOIS  (3.9%)
                     1,365           1,365           Chicago Multi-family                              1,373           1,373
                                                     Housing Rev., Series 2001
                                                     B, (Stone Terrace
                                                     Apartments), (LOC: Northern
                                                     Trust Company), 4.10%, 03/20/03

   1,485                             1,485           Cook County High School          1,053                            1,053
                                                     District No. 202 GO, (Capital
                                                     Appreciation), (FSA), 4.53%,
                                                     12/01/08(3)

   2,000                             2,000           Illinois Dedicated Tax           2,223                            2,223
                                                     Rev., (Civic Center),
                                                     (AMBAC), 6.25%, 12/15/20

                     595             595             Illinois Development                              595             595
                                                     Finance Auth. Gas Supply
                                                     Rev., Series 2001 B,
                                                     (Midwestern University),
                                                     5.00%, 05/15/08

   655                               655             Illinois Development             649                              649
                                                     Finance Auth. Gas Supply
                                                     Rev., Series 2001 B,
                                                     (Midwestern University),
                                                     5.13%, 05/15/10

   400                               400             Illinois Development             396                              396
                                                     Finance Auth. Gas Supply
                                                     Rev., Series 2001 B,
                                                     (Midwestern University),
                                                     5.75%, 05/15/16

   1,000                             1,000           Illinois Development             350                              350
                                                     Finance Auth. Waste
                                                     Disposal Rev., (Armstrong
                                                     World Industries), 0%,
                                                     12/01/24(4)

   1,140                             1,140           Illinois Health Facilities       1,317                            1,317
                                                     Auth. Rev., Series 1992 C,
                                                     (Evangelical Hospital),
                                                     (1), 6.75%, 04/15/12

   700                               700             Illinois Health Facilities       737                              737
                                                     Auth. Rev., Series 1992 C,
                                                     (Evangelical Hospital),
                                                     Prerefunded at 102% of
                                                     Par(1), 6.75%, 04/15/12

   1,000                             1,000           Illinois Regional                1,230                            1,230
                                                     Transportation Auth. Rev.,
                                                     Series 1990 A, (AMBAC),
                                                     7.20%, 11/01/20

   1,000                             1,000           Illinois Rural Bond Bank         1,009                            1,009
                                                     Public Projects Construction
                                                     Notes, 5.25%, 11/01/01

   1,000                             1,000           McHenry County                   1,023                            1,023
                                                     Conservation District GO,
                                                     Series 1998 A, 5.25%,
                                                     02/01/18

                     1,000           1,000           University of Illinois COP,                       1,090           1,090
                                                     (Utility Infrastructure),
                                                     (MBIA), 5.75%, 08/15/08

                     1,000           1,000           Will & Kendall Counties                           1,015           1,015
                                                                                     -----------------------------------------------
                                                     Community Consolidated
                                                     School District No. 202,
                                                     Series 2000 B, (FSA),
                                                     5.13%, 01/01/14
                                                                                      9,987            4,073           14,060
                                                                                    ------------    -----------     -----------

INDIANA  (7.3%)
   2,500                             2,500           Fort Wayne Hospital Auth.        2,203                            2,203
                                                     Rev., (Parkview Health
                                                     Systems Inc.), (MBIA),
                                                     4.75%, 11/15/28

   1,000                             1,000           Franklin Township School         1,020                            1,020
                                                     Building Corporation Marion
                                                     County GO, (FGIC)
                                                     4.50%, 01/05/03

   1,900                             1,900           Indiana Health Facilities        1,977                            1,977
                                                     Financing Auth. Hospital
                                                     Rev., (Holy Cross Health
                                                     System Corp.), (MBIA),
                                                     5.38%, 12/02/12

   780                               780             Indiana Transportation           950                              950
                                                     Finance Auth. Rev., Series
                                                     1990 A, 7.25%, 06/01/15

   220                               220             Indiana Transportation           266                              266
                                                     Finance Auth. Rev., Series
                                                     1990 A, Prerefunded at
                                                     100% of Par(1),
                                                     7.25%, 06/01/15

   6,000                             6,000           Indianapolis Airport Auth.       6,359                            6,359
                                                     Rev., (Special
                                                     Facilities-Federal Express
                                                     Corp.), 7.10%, 01/15/17

   1,405                             1,405           Michigan City School             1,467                            1,467
                                                     Building Corp. Rev., (FSA),
                                                     5.00%, 01/05/07(2)

                     700             700             Michigan City School                              733             733
                                                     Building Corp. Rev., (FSA)
                                                     (2), 5.00%, 07/05/07

                     980             980             Michigan City School                              1,021           1,021
                                                     Building Corp. Rev., (FSA)
                                                     (2), 5.00%, 01/05/08

   1,610                             1,610           Michigan City School             1,672                            1,672
                                                     Building Corp. Rev., (FSA),
                                                     5.00%, 01/05/09

                     1,390           1,390           Perry Township                                    1,437           1,437
                                                     School Building Corp.
                                                     Rev., (First Mortgage),
                                                     (FSA), 5.25%, 07/15/13

                     1,000           1,000           Pike Township School                              1,042           1,042
                                                     Building Corp. Rev., (FGIC),
                                                     5.00%, 01/15/08

   1,200                             1,200           Porter County Jail Building      1,262                            1,262
                                                     Corp. GO, (FSA), 5.25%,
                                                     07/10/11

   1,640                             1,640           Porter County Jail Building      1,610                            1,610
                                                     Corp. GO, (FSA), 4.70%,
                                                     07/10/13

   1,725                             1,725           Porter County Jail Building      1,691                            1,691
                                                     Corp. GO, (FSA), 4.80%,
                                                     07/10/14

   1,650                             1,650           Valparaiso Middle Schools        1,728                            1,728
                                                                                    ------------                    -----------
                                                     Building Corporation GO,
                                                     (FGIC), 5.75%, 07/15/18
                                                                                      22,205           4,233           26,438
                                                                                    ------------    -----------     -----------

KANSAS  (0.4%)
   675                               675             Kansas City Utility              729                              729
                                                     System Rev., (FGIC),
                                                     6.38%, 09/01/23

   325                               325             Kansas City Utility              360                              360
                                                     System Rev., Prerefunded
                                                     at 102% of Par(1)
                                                     (FGIC), 6.38%, 09/01/04

   500                               500             Kansas Department of             512                              512
                                                                                    ------------                    -----------
                                                     Transportation Highway
                                                     Rev., 5.38%, 03/01/13
                                                                                      1,601                            1,601
                                                                                    ------------                    -----------

LOUISIANA  (0.3%)
                     1,000           1,000           Louisiana Local                                   1,017           1,017
                                                                                                    -----------     -----------
                                                     Government Environment
                                                     Facilities Community
                                                     Development Auth. Rev.,
                                                     (Public Construction),
                                                     (Guaranteed: CDC
                                                     Funding Corporation)
                                                     5.25%, 02/15/02

MASSACHUSETTS  (2.5%)
   1,000                             1,000           Massachusetts Health &           1,131                            1,131
                                                     Educational Facilities Auth.
                                                     Rev., Series 1992 F,
                                                     (AMBAC), 6.25%, 07/01/12

   1,690                             1,690           Massachusetts Housing            1,793                            1,793
                                                     Finance Agency Rev.,
                                                     Series 1993 H, (FNMA),
                                                     6.75%, 11/15/12

   2,000                             2,000           Massachusetts Water              1,817                            1,817
                                                     Pollution Abatement Rev.,
                                                     Series 1998 A, (New
                                                     Bedford), (FGIC), 4.75%,
                                                     02/01/26

   2,800                             2,800           Massachusetts Water              2,573                            2,573
                                                     Resource Auth. Rev., Series
                                                     1993 C, (MBIA), 4.75%,
                                                     12/01/23(5)
   2,000                             2,000           Massachusetts Water              1,935                            1,935
                                                                                    ------------                    -----------
                                                     Resources Auth. Rev.,
                                                     Series 1998 A, 4.750%,
                                                     8/1/16, (FSA)
                                                                                      9,249                            9,249
                                                                                    ------------                    -----------

MICHIGAN  (0.9%)
                     600             600             Detroit GO, Series 1995 A,                        626             626
                                                     6.10%, 04/01/03
   1,485                             1,485           Grand Valley State               1,581                            1,581
                                                     University Rev., (FGIC),
                                                     5.75%, 12/01/15
                     1,000           1,000           Michigan Hospital Finance                         1,055           1,055
                                                                                    ------------    -----------     -----------
                                                     Auth. Rev., Series 1999 A,
                                                     (Ascension Health Credit),
                                                     (MBIA), 5.25%, 11/15/05
                                                                                      1,581            1,681           3,262
                                                                                    ------------    -----------     -----------

MISSISSIPPI  (0.4%)
   1,510                             1,510           Walnut Grove Correctional        1,579                            1,579
                                                                                    ------------                    -----------
                                                     Auth. COP, (AMBAC),
                                                     5.25%, 11/01/03

MISSOURI  (2.5%)
   1,145                             1,145           Jackson County Public            1,206                            1,206
                                                     Building Corp. Rev., Series
                                                     2000 A, 6.00%, 11/01/18

   1,775                             1,775           Missouri Development             1,854                            1,854
                                                     Finance Board, Series
                                                     2000 A, (Midtown
                                                     Redevelopment), (MBIA),
                                                     5.75%, 04/01/22

   3,000                             3,000           Missouri Health &                3,222                            3,222
                                                     Educational Facilities Auth.
                                                     Rev., Series 1998 A, (Park
                                                     Lane Medical Center),
                                                     (MBIA), 5.60%, 01/01/15(5)

   1,500                             1,500           Missouri Housing                 1,719                            1,719
                                                     Development Commission
                                                     Mortgage Rev., Series 2000
                                                     B1, (Single Family
                                                     Mortgage), (GNMA/FNMA)
                                                     7.45%, 12/26/07

                     1,000           1,000           St. Louis Airport Rev.,                           1,028           1,028
                                                                                                    -----------     -----------
                                                     6.00%, 01/01/04
                                                                                      8,001            1,028           9,029
                                                                                    ------------    -----------     -----------

MULTI-STATE  (1.2%)
   3,000                             3,000           Koch Floating Rate Trust         3,000                            3,000
                                                                                    ------------                    -----------
                                                     Rev., Series 2000-1, VRDN,
                                                     (AMBAC), (SBBPA: State
                                                     Street Bank & Trust Co.),
                                                     3.30%, 06/07/01
                                                     (Acquired 5/29/01,
                                                     Cost $3,000)(6)

NEBRASKA  (0.3%)
   1,000                             1,000           Omaha GO, Series 2000 A,         1,199                            1,199
                                                                                    ------------                    -----------
                                                      6.50%, 12/01/30

NEVADA  (1.1%)
   2,045                             2,045           Clark County Passenger           2,000                            2,000
                                                     Facility Charge Rev., (Las
                                                     Vegas McCarran
                                                     International), (MBIA),
                                                     5.00%, 07/01/18

   1,000                             1,000           Clark County School              1,004                            1,004
                                                     District GO, Series 1997 B,
                                                     (Building & Renovation),
                                                     (FGIC), 5.25%, 06/15/17
                     1,000           1,000           Las Vegas GO, (Public                             1,013           1,013
                                                                                    ------------    -----------     -----------
                                                     Safety), (FSA), 4.00%,
                                                     04/01/04
                                                                                      3,004            1,013           4,017
                                                                                    ------------    -----------     -----------

NEW HAMPSHIRE  (0.3%)
   1,000                             1,000           New Hampshire Health &           1,029                            1,029
                                                                                    ------------                    -----------
                                                     Education Facilities Auth.
                                                     Rev., (AMBAC), 5.38%,
                                                     07/01/16

NEW JERSEY  (0.7%)
   1,030                             1,030           Atlantic City Board of           1,095                            1,095
                                                     Education GO, Prerefunded
                                                     at 102% of Par (AMBAC),
                                                     (1), 6.00%, 12/01/02
   1,410                             1,410           New Jersey Educational           1,508                            1,508
                                                                                    ------------                    -----------
                                                     Facilities Auth. Rev., Series
                                                     1994 A, (New Jersey
                                                     Institute of Technology),
                                                     (MBIA), 5.90%, 07/01/08
                                                                                      2,603                            2,603
                                                                                    ------------                    -----------

NEW MEXICO  (0.3%)
   985                               985             New Mexico Mortgage              1,093                            1,093
                                                                                    ------------                    -----------
                                                     Finance Auth. Rev., Series
                                                     1999 D2, (Single Family
                                                     Mortgage),
                                                     (GNMA/FNMA/FHLMC),
                                                     6.75%, 07/01/07

NEW YORK  (5.0%)
                     1,000           1,000           New York City GO, Series                          1,037           1,037
                                                     1998 H, 5.00%, 08/01/03

   2,000                             2,000           New York City Municipal          1,837                            1,837
                                                     Water Finance Auth. Rev.,
                                                     Series 1998 D, (MBIA-IBC),
                                                     4.75%, 06/15/25

   2,000                             2,000           New York City Transitional       1,725                            1,725
                                                     Finance Auth. Rev., Series
                                                     1998 B, 4.50%, 11/15/27

   3,000                             3,000           New York City Transitional       2,763                            2,763
                                                     Finance Auth. Rev., Series
                                                     1998 C, 4.75%, 05/01/23

                     1,500           1,500           New York City, Series                             1,500           1,500
                                                     1992 B, VRDN, (FGIC),
                                                     2.90%, 06/01/01

   1,500                             1,500           New York State Dormitory         1,625                            1,625
                                                     Auth. Rev., Series 1995 A,
                                                     (State University
                                                     Educational Facilities),
                                                     6.50%, 05/15/04

   1,000                             1,000           New York State Dormitory         1,117                            1,117
                                                     Auth. Rev., Series 1995 A,
                                                     (State University
                                                     Educational Facilities),
                                                     6.50%, 05/15/06

   1,000                             1,000           New York State Dormitory         1,077                            1,077
                                                     Auth. Rev., Series 1996 E,
                                                     (Mental Health Service
                                                     Facility), (AMBAC), 6.00%,
                                                     08/15/04

   1,000                             1,000           New York State Local             1,053                            1,053
                                                     Government Assistance
                                                     Corp. Rev., Series 1991 D,
                                                     Prerefunded at 102% of
                                                     Par, 6.75%, 04/01/02(1)

   1,000                             1,000           New York State Thruway           1,049                            1,049
                                                     Auth. Service Contract
                                                     Rev., 5.30%, 04/01/04

   1,000                             1,000           New York State Thruway           1,054                            1,054
                                                     Auth. Service Contract
                                                     Rev., 5.50%, 04/01/04

   1,160                             1,160           New York State Thruway           1,244                            1,244
                                                     Auth. Service Contract
                                                     Rev., 5.50%, 04/01/06

   1,000                             1,000           Niagara Falls Bridge             1,054                            1,054
                                                                                    ------------                    -----------
                                                     Commission Toll Rev.,
                                                     Series 1993 B, (FGIC),
                                                     5.25%, 10/01/15
                                                                                      15,598           2,537           18,135
                                                                                    ------------    -----------     -----------    -

NORTH CAROLINA  (2.1%)
   2,000                             2,000           North Carolina Eastern           2,167                            2,167
                                                     Municipal Power Agency
                                                     System Rev., Series 1993
                                                     B, (FSA), 6.00%, 01/01/06

   1,800                             1,800           North Carolina GO, Series        1,858                            1,858
                                                     1998 A, 4.75%, 04/01/10

   2,000             500             2,500           North Carolina Housing           2,049            512             2,561
                                                     Finance Agency Rev.,
                                                     Series 2000 A, (Student
                                                     Housing-Appalachian),
                                                     (LOC:First Union National
                                                     Bank), 5.00%, 07/01/03

   1,000                             1,000           North Carolina Municipal         1,111                            1,111
                                                                                    ------------                    -----------
                                                     Power Agency No.1 Rev.,
                                                     (Catawba Electric), (MBIA),
                                                     6.00%, 01/01/10
                                                                                      7,185            512             7,697
                                                                                    ------------    -----------     -----------    -

NORTH DAKOTA  (0.4%)
   1,500                             1,500           Grand Forks Health Care          1,546                            1,546
                                                                                    ------------                    -----------
                                                     System Rev., (Altru Health
                                                     System Obligation Group),
                                                     7.13%, 08/15/24

OHIO  (2.0%)
   1,500                             1,500           Bowling Green State              1,547                            1,547
                                                     University Rev., (FGIC),
                                                     4.75%, 06/01/09

   1,200                             1,200           Ohio Higher Educational          1,280                            1,280
                                                     Facility Commission Rev.,
                                                     (University of Dayton),
                                                     (FGIC), 5.55%, 12/01/07

   750                               750             Ohio Higher Educational          885                              885
                                                     Facility Rev., Series 1990
                                                     B, (Case Western Reserve
                                                     University), 6.50%, 10/01/20

   3,320                             3,320           Ohio Water Development           3,630                            3,630
                                                                                    ------------                    -----------
                                                     Auth. Pollution Control
                                                     Facilities Rev., (MBIA),
                                                     6.00%, 12/01/05(5)
                                                                                      7,342                            7,342
                                                                                    ------------                    -----------

OKLAHOMA  (2.8%)
                     1,800           1,800           Moore GO, (MBIA), 6.00%,                          1,883           1,883
                                                     04/01/04

   3,010             1,200           4,210           Oklahoma City Airport            3,207            1,278           4,485
                                                     Trust Rev., Series 2000 B,
                                                     (Junior Lien), (FSA),
                                                     5.50%, 07/01/09

   2,500                             2,500           Oklahoma Industrial Auth.        2,761                            2,761
                                                     Health System Rev., Series
                                                     1995 C, (AMBAC),
                                                     7.00%, 08/15/04(1)
                     1,000           1,000           Tulsa Public Facilities                           1,028           1,028
                                                                                    ------------    -----------     -----------
                                                     Auth.Solidwaste
                                                     Steam & Electric
                                                     Rev., Series 1994 A,
                                                     (Ogden Martin System),
                                                     (AMBAC), 5.25%, 11/01/02
                                                                                      5,968            4,189           10,157
                                                                                    ------------    -----------     -----------

OREGON  (3.4%)
   1,805                             1,805           Lane County School               1,987                            1,987
                                                     District No. 19
                                                     Springfield GO,
                                                     Prerefunded at 101%
                                                     of Par (MBIA),
                                                     6.38%, 10/15/04(1)

   5,800                             5,800           Oregon Economic                  5,800                            5,800
                                                     Development Rev.,
                                                     (Newsprint Company),
                                                     VRDN, (LOC: Toronto
                                                     Dominion Bank), 3.20%,
                                                     06/01/01

   2,700                             2,700           Oregon Economic                  2,700                            2,700
                                                     Development Rev., Series
                                                     2000-197, (Newsprint
                                                     Project), VRDN, (LOC:
                                                     Toronto Dominion Bank),
                                                     3.20%, 6/01/01

   750                               750             Tri-county Metropolitan          761                              761
                                                     Transportation
                                                     District Rev.,
                                                     Series 2000 A, 5.38%,
                                                     08/01/20
   1,030                             1,030           Wilsonville Water System         1,044                            1,044
                                                                                    ------------                    -----------
                                                     Rev., (MBIA), 5.38%,
                                                     06/01/19
                                                                                     12,292                           12,292
                                                                                    ------------                    -----------

PENNSYLVANIA  (2.2%)
   4,000                             4,000           Erie School District GO,         766                              766
                                                     Capital Appreciation,
                                                     (AMBAC), 6.23%, 09/01/30(3)

   2,000                             2,000           Pennsylvania Housing             2,027                            2,027
                                                     Finance Agency GO,
                                                     (Multifamily
                                                     Development - I),
                                                     5.00%, 12/30/02

   2,500                             2,500           Philadelphia Water and           2,580                            2,580
                                                     Wastewater Rev., (FGIC),
                                                     5.15%, 06/15/04

   1,000                             1,000           Spring Ford Area School          1,012                            1,012
                                                     District GO, (FSA),
                                                     3.75%, 08/01/03

   1,435                             1,435           Wilson Area School               1,474                            1,474
                                                                                    ------------                    -----------
                                                     District GO, (FGIC),
                                                     4.50%, 02/15/05(2)
                                                                                      7,859                            7,859
                                                                                    ------------                    -----------

PUERTO RICO  (0.2%)
   500                               500             Puerto Rico                      553                              553
                                                                                    ------------                    -----------
                                                     Commonwealth GO,
                                                     Prerefunded at 101.5% of
                                                     Par(1), 6.45%, 07/01/04

RHODE ISLAND  (1.6%)
   1,000                             1,000           Cranston GO, (FGIC),             1,106                            1,106
                                                     6.38%, 11/15/17

   1,100                             1,100           Rhode Island Clean Water         1,207                            1,207
                                                     Safe Drinking Rev.,
                                                     (AMBAC), 6.70%, 01/01/15

   2,000                             2,000           Rhode Island Depositors          2,290                            2,290
                                                     Economic Protection Corp.
                                                     Special Obligation Rev.,
                                                     Series 1993 A, (MBIA),
                                                     (1), 6.25%, 08/01/16

   1,300                             1,300           Rhode Island Depositors          1,387                            1,387
                                                                                    ------------                    -----------
                                                     Economic Protection Corp.
                                                     Special Obligation Rev.,
                                                     Series 1993 B, (MBIA),
                                                     (1), 6.00%, 08/01/17
                                                                                      5,990                            5,990
                                                                                    ------------                    -----------

SOUTH CAROLINA  (2.0%)
   1,700                             1,700           Florence Water & Sewer           2,038                            2,038
                                                     Rev., (AMBAC), 7.50%,
                                                     03/01/18

   1,500                             1,500           Piedmont Municipal Power         1,780                            1,780
                                                     Agency Electric Rev.,
                                                     (FGIC), 6.75%, 01/01/19

                     855             855             Piedmont Municipal Power                          870             870
                                                     Agency Electric Rev.,
                                                     Series 1991 A, (FGIC),
                                                     6.00%, 01/01/02

   140                               140             Piedmont Municipal Power         163                              163
                                                     Agency Electric Rev.,
                                                     Series 1991 A, (FGIC),
                                                     (1), 6.50%, 01/01/16

   860                               860             Piedmont Municipal Power         997                              997
                                                     Agency Electric Rev.,
                                                     Series 1991 A, (FGIC),
                                                     6.50%, 01/01/16

   1,225                             1,225           South Carolina Ports Auth.       1,242                            1,242
                                                                                    ------------                    -----------
                                                     Rev., (FSA), 4.30%,
                                                     07/01/05
                                                                                      6,220            870             7,090
                                                                                    ------------    -----------     -----------    -

TENNESSEE  (1.3%)
   4,800                             4,800           Jackson Electric                 4,800                            4,800
                                                                                    ------------                    -----------
                                                     Systems Rev.,
                                                     VRDN, (LOC: Suntrust
                                                     Bank N.A.),
                                                     3.05%, 06/06/01

TEXAS  (9.5%)
                     1,000           1,000           Corpus Christi Utility                            1,076           1,076
                                                     System Rev., (FSA),
                                                     5.50%, 07/15/07

   1,000                             1,000           Dallas-Fort Worth Regional       1,065                            1,065
                                                     Airport Rev., Series 1994 A,
                                                     (MBIA), 5.90%, 11/01/08

   1,000                             1,000           Denison Hospital Auth.           1,052                            1,052
                                                     Rev., (Texoma Medical
                                                     Center), (ACA), 5.90%,
                                                     08/15/07

   1,000                             1,000           Denton Utility System            1,053                            1,053
                                                     Rev., Series 1996 A,
                                                     (MBIA), 5.95%, 12/01/14

   1,000                             1,000           Frisco Independent School        836                              836
                                                     District GO, Series 1998 A,
                                                     (Guaranteed: Permanent
                                                     School Fund), 4.50%,
                                                     08/15/29

   1,520                             1,520           Harris County Housing            1,543                            1,543
                                                     Finance Corporation Rev.,
                                                     (Las Americas Apartments),
                                                     (FNMA), 4.90%, 03/01/11

   3,000                             3,000           Hays Consolidated                1,805                            1,805
                                                     Independent School District
                                                     GO, (Capital Appreciation),
                                                     (Guaranteed: Permanent
                                                     School Fund),5.20%,
                                                     08/15/11(3)(5)

   574                               574             Houston Participation            598                              598
                                                     Interest GO, 6.40%,
                                                     06/01/27

   2,000                             2,000           Houston Water & Sewer            2,122                            2,122
                                                     System Rev., Series 1992
                                                     A, (MBIA), 6.38%, 12/01/14

                     500             500             Houston Water & Sewer                             544             544
                                                     System Rev., Series 1992
                                                     C, (Junior Lien), (MBIA),
                                                     5.90%, 12/01/05

   3,500                             3,500           Houston Water & Sewer            3,477                            3,477
                                                     System Rev., Series 1997
                                                     C, (Junior Lien), (FGIC),
                                                     5.38%, 12/01/27

   1,000             1,000           2,000           Lewisville Combination           1,040            1,040           2,080
                                                     Contract Rev., Special
                                                     Assessment, (Castle Hills),
                                                     Prerefunded at 100% of
                                                     Par(1), 4.95%, 11/01/03

   1,400                             1,400           Lubbock Health Facilities        1,381                            1,381
                                                     Development Corp. Rev.,
                                                     (St. Joseph Health System),
                                                     5.25%, 07/01/13

   1,000                             1,000           North East Independent           931                              931
                                                     School District GO, (Guaranteed:
                                                     Permanent School Fund),
                                                     4.50%, 02/01/16

   1,500                             1,500           Pearland Independent             1,611                            1,611
                                                     School District GO,
                                                     (Guaranteed: Permanent
                                                     School Fund), 6.00%, 02/15/15

   1,000                             1,000           Tarrant County Health            1,099                            1,099
                                                     Facility Development Corp.
                                                     Health System Rev., (Ft.
                                                     Worth Osteopathic), (MBIA),
                                                     6.00%, 05/15/11

   2,000                             2,000           Texas Municipal Power            2,069                            2,069
                                                     Agency Rev., (MBIA),
                                                     5.75%, 09/01/02

   1,500                             1,500           Texas Public Finance Auth.       1,675                            1,675
                                                     Building Rev., (Technical
                                                     College), (MBIA),
                                                     6.25%, 08/01/09

   2,000                             2,000           Texas Southern University        1,727                            1,727
                                                     Rev., Series 1998 B,
                                                     (AMBAC), 4.50%, 11/01/23

   2,000                             2,000           Texas Water Development          2,049                            2,049
                                                     Board Rev., Series 1999 B,
                                                     (Senior Lien), 5.63%,
                                                     07/15/21

   1,000                             1,000           Tomball Independent              952                              952
                                                     School District GO, Series
                                                     2001 A, (Guaranteed:
                                                     Permanent School Fund),
                                                     5.00%, 02/15/23

   1,765                             1,765           Travis County GO, 4.50%,         1,586                            1,586
                                                     03/01/19

   1,000                             1,000           Travis County Health             1,029                            1,029
                                                     Facilities Development
                                                     Corp. Rev., Series 1999 A,
                                                     (Ascension Health Credit),
                                                     (AMBAC), 5.88%, 11/15/24

   2,000                             2,000           San Antonio Electric             1,412                            1,412
                                                     and Gas Rev.,
                                                     (FGIC), 7.10%,
                                                     02/01/09(1)(3)
   3,380                             3,380           Wylie Independent School         1,016                            1,016
                                                                                    ------------                    -----------
                                                     District GO, (Guaranteed:
                                                     Permanent School Fund),
                                                     5.50%, 08/15/22(3)
                                                                                      31,716           2,660           34,376
                                                                                    ------------    -----------     -----------

U.S. VIRGIN ISLANDS  (0.8%)
   2,000                             2,000           Virgin Islands Public            2,038                            2,038
                                                     Finance Auth. Rev., Series
                                                     1998 A, (Senior Lien), 5.20%,
                                                     10/01/09
   1,000                             1,000           Virgin Islands Public            1,009                            1,009
                                                                                    ------------                    -----------
                                                     Finance Auth. Rev., Series
                                                     1998 C, (Senior Lien),
                                                     5.00%, 10/01/02
                                                                                      3,047                            3,047
                                                                                    ------------                    -----------

UTAH  (1.3%)
                     700             700             Eagle Mountain Utah Water &                       711             711
                                                     Sewer Rev., (ACA), 5.60%,
                                                     11/15/13

   340                               340             Intermountain Power Agency       354                              354
                                                     Power Supply Rev., Series
                                                     1993 A, (MBIA-IBC), 5.40%,
                                                     07/01/08

   660                               660             Intermountain Power Agency       701                              701
                                                     Power Supply Rev., Series
                                                     1993 A, Prerefunded
                                                     at 102% of Par(1)
                                                     (MBIA-IBC), 5.40%,
                                                     07/01/08

   1,000                             1,000           Salt Lake City Hospital          1,270                            1,270
                                                     Rev., Series 1988 A,
                                                     (Intermountain Health
                                                     Corporation), (1), 8.13%,
                                                     05/15/15

   1,000                             1,000           Salt Lake County Municipal       1,080                            1,080
                                                     Building Auth. Lease Rev.,
                                                     Series 1994 A, (MBIA),
                                                     6.00%, 10/01/07
   445                               445             Utah Housing Finance             469                              469
                                                                                    ------------                    -----------
                                                     Agency Single Family
                                                     Mortgage Rev., 5.65%, 07/01/06
                                                                                      3,874            711             4,585
                                                                                    ------------    -----------     -----------

VIRGINIA  (1.3%)
   1,055                             1,055           Bristol Utility Systems          1,153                            1,153
                                                     Rev., (FSA), 5.75%,
                                                     07/15/14

   1,500                             1,500           Fairfax County COP,              1,506                            1,506
                                                     5.30%, 04/15/23

   1,000                             1,000           Hampton Industrial               1,132                            1,132
                                                     Development Auth. Rev.,
                                                     Series 1994 A, (Sentara
                                                     General Hospital),
                                                     Prerefunded at 100% of
                                                     Par(1), 6.50%, 11/01/12
                     1,000           1,000           Montgomery County                                 1,006           1,006
                                                                                    ------------    -----------     -----------
                                                     Industrial Development
                                                     Auth. Lease Rev., Series
                                                     2000 A, (AMBAC), 4.65%,
                                                                                      3,791            1,006           4,797
                                                                                    ------------    -----------     -----------

WASHINGTON  (6.5%)
                     1,000           1,000           Clark County Public Utility                       1,023           1,023
                                                     District No. 1 Electric Rev.,
                                                     (FGIC), 6.20%, 01/01/03

   2,000                             2,000           King County GO, Series           2,168                            2,168
                                                     1997 D, 5.75%, 12/01/11

   1,260                             1,260           Mason County School              1,309                            1,309
                                                     District No. 309
                                                     Shelton GO,
                                                     (FGIC), 5.63%, 12/01/17

   1,000                             1,000           Pierce County School             1,036                            1,036
                                                     District No. 320 GO,
                                                     5.75%, 12/01/02

   1,000                             1,000           Port of Seattle Rev.,            1,035                            1,035
                                                     Series 1997 B, (FGIC),
                                                     5.10%, 10/01/03

   2,515                             2,515           Port of Seattle Rev.,            2,748                            2,748
                                                     Series 2000 B, (MBIA),
                                                     6.00%, 02/01/15

   1,220                             1,220           Port of Seattle Rev.,            1,273                            1,273
                                                     Series 2000 D, (MBIA),
                                                     5.50%, 02/01/04

                     2,000           2,000           Port of Seattle GO, 5.50%,                        2,112           2,112
                                                     05/01/06

   1,055                             1,055           Port Olympia GO, Series          1,084                            1,084
                                                     1998 B, (AMBAC), 5.35%,
                                                     12/01/12

   2,000                             2,000           Snohomish County Public          2,093                            2,093
                                                     Utility District
                                                     No. 1 Electric Rev.,
                                                     (FGIC), 5.63%, 01/01/05

   1,000                             1,000           Snohomish County School          1,015                            1,015
                                                     District No. 15 GO, 6.13%,
                                                     12/01/03

   1,000                             1,000           Tacoma Electric System           1,075                            1,075
                                                     Rev., (FGIC), 6.10%, 01/01/07

   1,720                             1,720           University of Washington         1,820                            1,820
                                                     University Rev., (Student
                                                     Facilities Fee), (FSA),
                                                     5.88%, 06/01/18

   1,000                             1,000           Washington GO, Series            1,183                            1,183
                                                     1990 A, 6.75%, 02/01/15

   1,000                             1,000           Washington Public Power          1,003                            1,003
                                                     Supply System Rev., Series
                                                     1990 B, (Nuclear Project
                                                     No. 1), (FGIC), 7.10%,
                                                     07/01/01

   500                               500             Washington Public Power          502                              502
                                                     Supply System Rev., Series
                                                     1990 C, (Nuclear Project
                                                     No. 2), (FGIC), 7.00%,
                                                     07/01/01

   1,000                             1,000           Washington Public Power          1,061                            1,061
                                                                                    ------------                    -----------
                                                     Supply System Rev.,
                                                     Series 1996 A,
                                                     (Nuclear Project
                                                     No. 1), (MBIA), 5.75%,
                                                     7/01/12
                                                                                      20,405           3,135           23,540
                                                                                    ------------    -----------     -----------

WISCONSIN  (2.4%)
                     1,000           1,000           Milwaukee County Airport                          1,057           1,057
                                                     Rev., Series 2000 A,
                                                     (FGIC), 5.50%, 12/01/04

   1,155                             1,155           Slinger School District GO,      1,190                            1,190
                                                     (FSA), 5.10%, 04/01/12

   1,180                             1,180           Winneconne Community             1,333                            1,333
                                                     School District GO,
                                                     Prerefunded at 100% of Par
                                                     (FGIC), 6.75%, 04/01/06(1)

   1,900                             1,900           Wisconsin Clean Water            2,258                            2,258
                                                     Rev., 6.88%, 06/01/11

   2,590                             2,590           Wisconsin Health and             2,876                            2,876
                                                                                    ------------                    -----------
                                                     Educational Facilities
                                                     Rev., (Aurora Medical
                                                     Group), (FSA), 6.00%,
                                                     11/15/10
                                                                                      7,657            1,057           8,714
                                                                                    ------------    -----------     -----------
TOTAL MUNICIPAL SECURITIES (Cost $353,375) - 100.0%                                   324,677          38,835          363,512
                                                                                    ------------    -----------     -----------
                                                                                      $324,677         $38,835         $363,512
                                                                                    ============    ===========     ============

PERCENTAGES INDICATED ARE BASED ON COMBINED NET ASSETS OF $363,512.

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

MBIA-IBC = MBIA Insurance Corp.-Insured Bond Certificate

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective
May, 31, 2001.

(1)  Escrowed to maturity in U.S. government securities or state and local government securities.

(2)  When-issued security.

(3)  Security is a zero-coupon municipal bond. The yield to maturity at purchase is indicated. Zero-coupon securities are purchased at a substantial discount from their value at maturity.

(4)  Security is in default.

(5)  Security, or a portion thereof, has been segregated at the custodian bank for a when-issued security.

(6)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2001, was $3,000 (in thousands), which represented 0.9% of net assets.

See notes to pro forma financial statements.

AMERICAN CENTURY MUNICIPAL TRUST

PART C    OTHER INFORMATION

Item 15. Indemnification.

As stated in Article VII, Section 3 of the Amended Declaration of Trust,
incorporated herein by reference to Exhibit a to the Registration Statement,
"The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the
Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby incorporates by reference, as though set forth fully herein,
Article VI of the Registrant's Bylaws, amended and restated on March 9, 1998, incorporated herein by reference to Exhibit b to Post-Effective Amendment No. 23 to the Registration Statement on March 26, 1998, File No. 2-91229.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 16   EXHIBITS (all exhibits not filed herewith are being incorporated herein by reference).

(1)       (a) Amended Declaration of Trust, dated March 9, 1998 and amended
          March 1, 1999 (filed electronically as Exhibit a to Post-Effective
          Amendment No. 27 to the Registration Statement of the Registrant on
          September 2, 1999, File No. 2-91229).

          (b) Amendment to the Declaration of Trust, dated March 6, 2001 is included herein (filed electronically as Exhibit a2 to Post-Effective
          Amendment No. 31 to the Registration Statement of the Registrant on
          April 20, 2001, File No. 2-91229).

          (c) Amendment No. 2 to the Declaration of Trust dated August 1, 2001
          (filed electronically as Exhibit a3 to Post-Effective Amendment No. 34
          to the Registration Statement of the Registrant on September 28, 2001,
          File No. 2-91229).

(2)       Amended and Restated Bylaws, dated March 9, 1998 (filed electronically as Exhibit 2b to Post-Effective Amendment No. 23 to the Registration
          Statement of the Registrant on March 26, 1998, File No. 2-91229).

(3)       Not applicable

(4)       Agreement and Plan of Reorganization

(5)       Not applicable

(6)       (a) Management Agreement (Investor Class) between American Century
          Municipal Trust and American Century Investment Management, Inc.,
          dated August 1, 1997 (filed electronically as Exhibit 5 to
          Post-Effective Amendment No. 33 to the Registration Statement of
          American Century Government Income Trust on July 31, 1997, File No.
          2-99222).

          (b) Amendment to the Management Agreement (Investor Class) between
          American Century Municipal Trust and American Century Investment
          Management, Inc., dated March 31, 1998 (filed electronically as
          Exhibit 5b to Post-Effective Amendment No. 23 to the Registration
          Statement of the Registrant on March 26, 1998, File No. 2-91229).

          (c) Amendment to the Management Agreement (Investor Class) between
          American Century Municipal Trust and American Century Investment
          Management, Inc., dated July 1, 1998 (filed electronically as Exhibit
          d3 to Post-Effective Amendment No. 39 to the Registration Statement of
          American Century Government Income Trust on July 28, 1999, File No.
          2-99222).

          (d) Amendment No. 1 to the Management Agreement (Investor Class)
          between American Century Municipal Trust and American Century
          Investment Management, Inc., dated September 16, 2000 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 30 to the
          Registration Statement of American Century California Tax-Free and
          Municipal Funds on December 29, 2000, File No. 2-82734).

          (e) Amendment No. 2 to the Management Agreement (Investor Class)
          between American Century Municipal Trust and American Century
          Investment Management, Inc., dated August 1, 2001 (filed
          electronically as Exhibit d5 to Post-Effective Amendment No. 44 to the
          Registration Statement of American Century Government Income Trust, on
          July 31, 2001, File No. 2-99222).

          (f) Amendment No. 3 to the Management Agreement (Investor Class)
          between American Century Municipal Trust and American Century
          Investment Management, Inc., dated December 3, 2001 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (g) Management Agreement (C Class) between American Century Target
          Maturities Trust, American Century California Tax-Free and Municipal
          Funds, American Century Government Income Trust, American Century
          Investment Trust, American Century Quantitative Equity Funds, American
          Century Municipal Trust and American Century Investment Management
          Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (h) Amendment No. 1 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management Inc., dated August 1, 2001
          (filed electronically as Exhibit d10 to Post-Effective Amendment No.
          44 to the Registration Statement of American Century Government Income
          Trust, on July 31, 2001, File No. 2-99222).

          (i) Amendment No. 2 to the Management Agreement (C Class) between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management Inc., dated December 3, 2001
          (filed electronically as Exhibit d13 to Post-Effective Amendment No.
          16 to the Registration Statement of American Century Investment Trust,
          on November 30, 2001, File No. 33-65170).

(7)       (a) Distribution Agreement between American Century Municipal Trust and American Century Investment Services, Inc., dated March 13, 2000
          (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17
          to the Registration Statement of American Century World Mutual Funds,
          Inc. on March 30, 2000, File No. 33-39242).

          (b) Amendment No. 1 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services,
          Inc., dated June 1, 2000 (filed electronically as Exhibit e9 to
          Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 24, 2000, File No.
          33-39242).

          (c) Amendment No. 2 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services,
          Inc., dated November 20, 2000 (filed electronically as Exhibit e10 to
          Post-Effective Amendment No. 29 to the Registration Statement of
          American Century Variable Portfolios, Inc. on December 1, 2000, File
          No. 33-14567).

          (d) Amendment No. 3 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services,
          Inc., dated March 1, 2001 (filed electronically as Exhibit e4 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 4 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services,
          Inc., dated April 30, 2001 (filed electronically as Exhibit e5 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (f) Amendment No. 5 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services, Inc.
          dated August 1, 2001 (filed as Exhibit e6 to Post-Effective Amendment
          No. 21 to the Registration Statement of American Century Capital
          Portfolios, Inc., on July 30, 2001, File No. 33-64872).

          (g) Amendment No. 6 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services, Inc.
          dated August 1, 2001 (filed as Exhibit e7 to Post-Effective Amendment
          No. 21 to the Registration Statement of American Century Capital
          Portfolios, Inc., on July 30, 2001, File No. 33-64872).

          (h) Amendment No. 7 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services,
          Inc., dated August 1, 2001 (filed electronically as Exhibit d8 to
          Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Investment Trust, on November 30, 2001, File No.
          33-65170).

          (i) Amendment No. 8 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services,
          Inc., dated March 1, 2002 (filed electronically as Exhibit e9 to
          Post-Effective Amendment No. 96 to the Registration Statement of
          American Century Mutual Funds, Inc., on February 28, 2002, File No.
          2-14213).

          (j) Amendment No. 9 to the Distribution Agreement between American
          Century Municipal Trust and American Century Investment Services,
          Inc., dated March 6, 2002 (filed electronically as Exhibit e10 to
          Post-Effective Amendment No. 96 to the Registration Statement of
          American Century Mutual Funds, Inc., on February 28, 2002, File No.
          2-14213).

(8)       Not applicable.

(9)       (a) Master Agreement by and between Twentieth Century Services, Inc.
          and Commerce Bank, N.A., dated January 22, 1997 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 2-14213).

          (b) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration
          Statement of American Century Government Income Trust on February 7,
          1997, File No. 2-99222).

          (c) Amendment to the Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank, dated December 9, 2000
          (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2
          to the Registration Statement of American Century Variable Portfolios
          II, Inc. on January 9, 2001, File No. 333-46922).

(10)      (a) Master Distribution and Individual Shareholder Services Plan of
          American Century Government Income Trust, American Century Investment
          Trust, American Century California Tax-Free and Municipal Funds,
          American Century Municipal Trust, American Century Target Maturities
          Trust and American Century Quantitative Equity Funds (C Class), dated
          September 16, 2000 (filed electronically as Exhibit m3 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (b) Amendment No. 1 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated August 1, 2001 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 44 to the
          Registration Statement of American Century Government Income Trust, on
          July 31, 2001, File No. 2-99222).

          (c) Amendment No. 2 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated December 3, 2001 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (d) Amended and Restated Multiple Class Plan of American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Fund, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds, dated November 20, 2000 (filed electronically as Exhibit
          n to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, dated August 1, 2001 (filed electronically as Exhibit n2 to Post-Effective Amendment No. 44 to the Registration
          Statement of American Century Government Income Trust, on July 31,
          2001, File No. 2-99222).

          (f) Amendment No. 2 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, dated December 3, 2001 (filed
          electronically as Exhibit n3 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust, on
          November 30, 2001, File No. 33-65170).

          (g) Amendment No. 3 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (filed electronically as Exhibit n4 to
          Post-Effective Amendment No. 46 to the Registration Statement of the
          Registrant, on March 4, 2002, File NO. 2-99222).

(11)      Opinion and Consent of Counsel as to the legality of the securities being registered (filed electronically as Exhibit i to Post-Effective
          Amendment No. 27 to the Registration Statement of the Registrant on
          September 2, 1999, File No. 2-91229).

(12)      Opinion and Consent as to the tax matters and consequences to shareholders is (filed electronically as Exhibit 12 on Form N-14 to the Registration Statement, on March 13, 2002, 2-91229).

(13)      (a) Transfer Agency Agreement between American Century Municipal Trust and American Century Services Corporation, dated August 1, 1997 (filed electronically as Exhibit 9 to Post-Effective Amendment No. 33 to the
          Registration Statement of American Century Government Income Trust on
          July 31, 1997, File No. 2-99222).

          (b) Amendment to the Transfer Agency Agreement between American
          Century Municipal Trust and American Century Services Corporation,
          dated March 9, 1998 (filed electronically as Exhibit B9b to
          Post-Effective Amendment No. 23 to the Registration Statement of the
          Registrant on March 26, 1998, File No. 2-91229).

          (c) Amendment No. 1 to the Transfer Agency Agreement between American
          Century Municipal Trust and American Century Services Corporation,
          dated June 29, 1998 (filed electronically as Exhibit 9b to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Quantitative Equity Funds on June 29, 1998, File No.
          33-19589).

          (d) Amendment No. 2 to the Transfer Agency Agreement between American
          Century Municipal Trust and American Century Services Corporation,
          dated November 20, 2000 (filed electronically as Exhibit h4 to
          Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (e) Amendment No. 3 to the Transfer Agency Agreement between American
          Century Municipal Trust and American Century Services Corporation,
          dated August 1, 2001 (filed electronically as Exhibit h5 to
          Post-Effective Amendment No. 44 to the Registration Statement of
          American Century Government Income Trust, on July 31, 2001, File No.
          2-99222).

          (f) Amendment No. 4 to the Transfer Agency Agreement between American
          Century Municipal Trust and American Century Services Corporation
          dated December 3, 2001 (filed electronically as Exhibit h6 to
          Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Investment Trust, on November 30, 2001, File No.
          33-65170).

          (g) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 19, 2000
          (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Target Maturities
          Trust on January 31, 2001, File No. 2-94608).

(14)      (a) Consent of PricewaterhouseCoopers LLP, independent accountants is included herein.

          (b) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit 11 to Post-Effective Amendment No. 33 to the
          Registration Statement of American Century Government Income Trust on
          July 31, 1997, File No. 2-99222).

(15)      Not applicable.

(16)      Power of Attorney, dated September 16, 2000 (filed electronically as
          Exhibit j3 to Post-Effective Amendment No. 29 to the Registration
          Statement of the Registrant, on September 28, 2000, File No. 2-91229).

(17)      (a) Form of proxy vote card is included herein.

          (b) Limited-Term Tax-Free and Tax-Free Bond Prospectus dated October
          1, 2001 (filed electronically on September 28, 2001).

          (c) Statement of Additional Information dated October 1, 2001 (filed electronically on September 28, 2001).

          (d) Limited-Term Tax-Free and Tax-Free Bond Annual Reports dated May
          31, 2001 (filed electronically on July 25, 2001).

Item 17. Undertakings - Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the
City of Kansas City, and State of Missouri, on the 15th day of April, 2002.

                     AMERICAN CENTURY MUNICIPAL TRUST

                     By:  /*/William M. Lyons
                         President and Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                   Date
---------                                 -----                   ----

*William M. Lyons                    President and            April 15, 2002
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   April 15, 2002
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             April 15, 2002
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                 April 15, 2002
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                 April 15, 2002
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                 April 15, 2002
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 April 15, 2002
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 April 15, 2002
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).